As filed with the Securities and Exchange Commission on April 29, 1999
                                                     1933 Act File No. 2-62347
                                                     1940 Act File No. 811-2860


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                            Pre-Effective Amendment No. ___                  [ ]
                            Post-Effective Amendment No. 28                  [X]

                                     and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 28                          [X]


                   FIRST INVESTORS CASH MANAGEMENT FUND, INC.
               (Exact name of Registrant as specified in charter)

                                 95 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)
         (Registrant's Telephone Number, Including Area Code): (212) 858-8000


                               Ms. Concetta Durso
                          Vice President and Secretary
                   First Investors Cash Management Fund, Inc.
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)


                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It    is proposed that this filing will become effective (check appropriate box)


      [ ]  immediately upon filing pursuant to paragraph (b)
      [x]  on April 30, 1999 pursuant to paragraph (b)
      [ ]  60 days after filing pursuant to paragraph (a)(1)
      [ ]  on (date) pursuant to paragraph (a)(1)
      [ ]  75 days after filing pursuant to paragraph (a)(2)
      [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   FIRST INVESTORS CASH MANAGEMENT FUND, INC.

                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement


            Prospectus for First Investors Cash Management Fund, Inc.


            Combined Prospectus for First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc.


            Combined Statement of Additional Information for First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc.

            Part C of Form N-1A

            Signature Page

            Exhibits

[FIRST INVESTORS LOGO]

CASH MANAGEMENT FUND


      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                  THE DATE OF THIS PROSPECTUS IS APRIL 30, 1999

                                    CONTENTS

OVERVIEW OF THE CASH MANAGEMENT FUND

o    What is the Cash Management Fund?
     oo  Objective
     oo  Primary Investment Strategies
     oo  Primary Risks
o    Who should consider buying the Cash Management Fund?
o    How has the Cash Management Fund performed?
o    What are the fees and expenses of the Cash Management Fund?

THE CASH MANAGEMENT FUND IN DETAIL

o What are the Cash Management Fund's objective, principal investment strategies and principal risks?
o    Who manages the Cash Management Fund?

BUYING AND SELLING SHARES

o     How and when does the Fund price its shares?
o     How do I buy shares?
o     Which class of shares is best for me?
o     How do I sell shares?
o     Can I exchange my shares for the shares of other First Investors Funds?

ACCOUNT POLICIES

o     What about dividends?
o     What about taxes?
o How do I obtain a complete explanation of all account privileges and policies?

FINANCIAL HIGHLIGHTS

                      OVERVIEW OF THE CASH MANAGEMENT FUND

                        What is the Cash Management Fund?

OBJECTIVE:     The Fund seeks to earn a high rate of current  income  consistent with the preservation of capital and maintenance of liquidity.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund invests in high-quality  money market  instruments  that
               the  Fund   determines   present   minimal  credit  risk.   These
               instruments include prime commercial paper, variable and floating rate corporate notes, and short term U.S. agency obligations. The
               Fund's portfolio is managed to meet regulatory  requirements that permit the Fund to maintain a stable net asset  value  ("NAV") of
               $1.00 per share. These regulatory  requirements include stringent credit quality  standards on investments,  limits on the maturity
               of  individual   investments  and  the  dollar  weighted  average
               maturity   of   the   entire   portfolio,   and   diversification
               requirements.

PRIMARY
RISKS: While money market funds are designed to be relatively low risk investments, they are not entirely free of risk. The following are the risks of investing in the Fund, which are common to all money market funds:

               o The Fund's NAV could decline (below $1.00 per share) if there is a default by an issuer of one of the Fund's investments, a credit downgrade of one of the Fund's investments, or an unexpected change in interest rates.

               o The Fund's yield will change daily based upon changes in interest rates and other market conditions.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 Who should consider buying the Cash Management Fund?

               The Cash Management Fund is most appropriately used for that portion of your investment portfolio that you may need in the near future. Since the Fund limits its investments to high-quality, short-term securities, it generally has a lower risk profile but also a lower yield than funds which invest in lower-quality, longer-term debt securities. It may be appropriate for you if you:

               o    Are seeking income, and

               o Are seeking a conservative investment that provides a high degree of credit quality.

                   How has the Cash Management Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that it does not have the same expenses.

                 [BAR CHART SHOWING CLASS A PERFORMANCE OMITTED]

During the periods shown, the highest quarterly return was 2.28% (for the quarter ended June 30, 1989), and the lowest quarterly return was 0.62% (for the quarter ended June 30,1993). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows the average annual total returns for Class A shares and Class B shares. This table assumes that the maximum CDSC on Class B shares was paid.

                                                                 Inception
                                                                 Class B Shares
                 1 Year*         5 Years*        10 Years*       (1/12/95)
Class A Shares   4.92%           4.78%           5.12%           N/A
Class B Shares     .14           N/A             N/A             3.57%

* The annual returns are based upon calendar years.

           What are the fees and expenses of the Cash Management Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  Shares          Shares
                                                  -------         -------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  None            None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None            4%*

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)



                             DISTRIBUTION               TOTAL
                             AND SERVICE             ANNUAL FUND
                 MANAGEMENT    (12B-1)      OTHER      OPERATING     EXPENSE           NET
                    FEES       FEES(1)     EXPENSES  (EXPENSES(3)  ASSUMPTION(2)    EXPENSES(3)

Class A Shares.... 0.50%       0.00%        0.64%        1.14%        0.34%           0.80%
Class B Shares.... 0.50        0.75         0.64         1.89         0.34            1.55


*Class B shares can only be acquired through an exchange from Class B shares of another First Investors Fund. When shares are so acquired, the CDSC imposed on the other Fund's Class B shares carries over to the Fund's shares. The CDSC is 4% in the first year and declines to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.

(1) Because the Fund pays Rule 12b-1 fees on its Class B shares, long-term Class B shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. There are currently no Rule 12b-1 fees on Class A shares of the Fund.
(2) The Adviser has contractually agreed with the Fund to assume Other Expenses in excess of 0.30% for a period of twelve months commencing on May 1, 1999.

(3) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.




EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
If you redeem your shares:
Class A shares                     $82        $329           $595        $1,356
Class B shares                     558         861          1,190         1,988*

If you do not redeem your shares:
Class A shares                     $82        $329           $595        $1,356
Class B shares                     158         561            990         1,988*

*Assumes conversion to Class A shares eight years after purchase.


                       THE CASH MANAGEMENT FUND IN DETAIL

     What are the Cash Management Fund's objective, principal investment strategies, and risks?

OBJECTIVE: The Fund seeks to earn a high rate of current income  consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in high-quality money market instruments that are determined by the Fund's Adviser to present minimal credit risk. Some common types of money market instruments are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which are promissory notes issued by large companies or financial firms; banker's acceptances, which are credit instruments guaranteed by a bank; negotiable certificates of deposit, which are issued by banks in large denominations; and floating rate notes. The interest rate of a floating rate instrument is generally based on a known lending rate, such as a bank's prime rate, and is reset whenever the underlying rate is adjusted.

The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable NAV of $1.00 per share. These include requirements relating to the credit quality, maturity, and diversification of the Fund's investments. For example, to be an eligible investment for the Fund, a security must have a remaining maturity of 397 calendar days or less. The security must be rated in one of the two highest credit ratings categories for short-term securities by at least two nationally recognized rating services organizations (or by one, if only one rating service has rated the security), or if unrated, be determined by the Fund's Adviser to be of quality equivalent to those in the two highest credit ratings categories. The Fund must also maintain a dollar-weighted average portfolio maturity of 90 days or less.

In buying and selling securities, the Fund will consider ratings assigned by ratings services as well as its own credit analysis. The Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, the security's yield and relative value, and the outlook for interest rates and the economy. In the case of instruments with demand features or credit enhancements, the Fund considers the financial strength of the party providing the demand feature or credit enhancement, including any ratings assigned to such party. Information on the Fund's recent holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. In general, the greater the potential reward of an investment, the greater the risk. Although the Fund tries to maintain a $1.00 share price, it may not be able to do so. It is therefore possible to lose money by investing in the Fund. Here are the principal risks of owning the Cash Management Fund:

INTEREST RATE RISK: Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates. When interest rates rise, the market values of money market instruments decline; when interest rates decline, the market values of money market instruments increase. The price volatility of money market instruments also depends on their maturities and durations. Generally, the shorter the maturity and duration of a money market instrument, the lesser its sensitivity to interest rates.

Interest rate risk also includes the risk that in a declining interest rate environment the Fund will have to invest the proceeds of maturing investments in lower-yielding investments. The yields received by the Fund on some of its investments will also decline as interest rates decline. For example, the Fund invests in floating rate bonds and notes. When interest rates decline, the yields paid on these securities may decline.

CREDIT RISK: A money market instrument's credit quality depends upon the issuer's ability to pay interest on the security and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's Investors Service, Inc. or Standard & Poor's Ratings Group), the greater the chance (in the rating agency's opinion) the security's issuer will default, or fail to meet its repayment obligations. Direct U.S.
Treasury obligations (securities backed by the U.S. government) carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.

YEAR 2000 RISKS: The values of securities owned by the Fund may be negatively affected by Year 2000 problems. Many computer systems are not designed to process correctly date-related information after January 1, 2000. The issuers of securities held by the Fund may incur substantial costs in ensuring that computer systems on which they rely are Year 2000 ready and may face business and legal problems if these systems are not ready. If computer systems used by exchanges, broker-dealers, and other market participants are not Year 2000 ready, valuing and trading securities could be difficult. These problems could have a negative effect on the Fund's investments and returns.

                      Who manages the Cash Management Fund?

First Investors Management Company, Inc. ("FIMCO" or the "Adviser") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. It currently is investment adviser to 51 mutual funds or series of funds with total net assets of approximately $5 billion. FIMCO supervises all aspects of the Fund's operations and determines the Fund's portfolio transactions. For the fiscal year ended December 31, 1998, FIMCO received advisory fees of 0.50% of the Fund's average daily net assets.

In addition to the investment risks of the Year 2000 which are discussed above, the ability of FIMCO and its affiliates to price the Fund's shares, process purchase and redemption orders, and render other services could be adversely affected if the computers or other systems on which they rely are not properly programmed to operate after January 1, 2000. Additionally, because the services provided by FIMCO and its affiliates depend on the interaction of their computer systems with the computer systems of brokers, information services and other parties, any failure on the part of such third party computer systems to deal with the Year 2000 may have a negative effect on the services provided to the Fund. FIMCO and its affiliates are taking steps that they believe are reasonably designed to address the Year 2000 problem for computer and other systems used by them and are obtaining assurances that comparable steps are being taken by the Fund's other service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. Nor can the Fund estimate the extent of any impact.

                            BUYING AND SELLING SHARES

                  How and when does the Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4:00 p.m., Eastern Time ("ET"), on each day the New York Stock Exchange ("NYSE") is open for regular trading. These are referred to as "Trading Days." In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund values its assets using the amortized cost method which is intended to permit the Fund to maintain a stable $1.00 per share for each class of shares.

                              How do I buy shares?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we offer automatic investment plans that allow you to open a Fund account with as little as $50. Subsequent investments may be made in any amount. As discussed below, Class B shares may only be purchased by means of an exchange from the Class B shares of another First Investors Fund.

Money market fund shares will not be purchased until the Fund receives federal funds for the purchase. Federal funds for a purchase will generally not be received until the morning of the next Trading Day following the Trading Day on which your purchase check or other form of payment is received in our Woodbridge, NJ office. If a check is received in our Woodbridge, NJ office after the close of regular trading on the NYSE, the federal funds for the purchase will generally not be received until the morning of the second following Trading Day.

If we receive a wire transfer for a purchase prior to 12:00 p.m., ET, and you have previously advised us that the wire is on the way, federal funds for the purchase will be deemed to have been received on that same day. You must call beforehand and give us your name, account number, the amount of the wire, and a federal reference number documenting the transfer. If we fail to receive such advance notification, the federal funds for your purchase will not be deemed to have been received until the morning of the next Trading Day following receipt of the federal wire and your account information.

You can arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

                      Which class of shares is best for me?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate expense structures. Because of the different expense structures, each class of shares generally will have different dividends.

Class A shares are available through direct investment or an exchange from the Class A shares of another First Investors Fund. Class A shares are sold at NAV without any initial or deferred sales charge.

Class B shares are not available for direct investment. They may be acquired only through an exchange from the Class B shares of another First Investors Fund. While an exchange will be processed at the relative NAVs of the shares involved, any CDSC on the shares being exchanged will carry over to the new shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                 Class B Shares

                                                CDSC as a Percentage of Purchase
        Year of Redemption                         Price or NAV at Redemption
        ------------------                               --------------------

        Within the 1st or 2nd year............                4%
        Within the 3rd or 4th year............                3
        In the 5th year.......................                2
        In the 6th year.......................                1
        Within the 7th year and 8th year......                0

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its Class B shares. Class B shares pay Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plan provides for payments at an annual rate (based on average daily net assets) of up to 1.00% on Class B shares. No more than .25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

FOR ACTUAL PAST EXPENSES OF CLASS A AND CLASS B SHARES, SEE THE SECTION ENTITLED "WHAT ARE THE FEES AND EXPENSES OF THE FUND?" IN THIS PROSPECTUS.

                              How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by:

     o Contacting your Representative who will place a redemption order for you;

     o Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, NJ 07095-1198;

     o Telephoning the Special Services Department of ADM at 1-800-342-6221 (if you have elected to have telephone privileges);

     o Instructing us to make an electronic transfer to a predesignated bank account (if you have completed an application authorizing such transfers).

There are other ways you may sell your Fund shares such as by writing a check against your money market fund account or requesting an expedited wire redemption to a predesignated bank account. You may be charged a fee for certain of these privileges. For example, each wire under $5,000 is subject to a $15 fee. Consult your Representative or call ADM at 1-800-423-4026 for details.

Requests for redemptions or exchanges out of or into our money market funds must be received in writing or by phone prior to 4:00 p.m., ET, on a Trading Day, to be processed the same day. Redemption or exchange orders received after 4:00 p.m., ET, will be processed on the following Trading Day. There are special requirements for wire redemptions. These are detailed in our Shareholder Manual.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared. This may take up to 15 days from the date of your purchase. You may not redeem shares by telephone or Electronic Fund Transfer unless you have owned the shares for at least 15 days.

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

     Can I exchange my shares for the shares of other First Investors Funds?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). Consult your Representative or call ADM at 1-800-423-4026 for details.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved.

                                ACCOUNT POLICIES

                              What about dividends?

The Fund will declare daily and pay monthly dividends from net investment income, which generally consists of interest income on investments, plus or minus all realized short-term gains and losses on the Fund's securities, less expenses. The Fund does not expect to realize any long-term capital gains. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed taxable income and capital gain, if any.

Dividends paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend, you must own Fund shares as of the close of business on the record date of the dividend.

You may choose to reinvest all dividends at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends in cash. If you do not select an option when you open your account, all dividends will be reinvested in additional shares of the Fund. If you do not cash a dividend check and do not notify ADM to issue a new check within 12 months, the dividend may be reinvested in the Fund. If any correspondence sent by the Fund is returned as "undeliverable," dividends automatically will be reinvested in the Fund. No interest will be paid to you while a dividend remains uninvested.

A dividend paid on a class of shares will only be paid in additional shares of the distributing class if the total amount of the dividend is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

                                What about taxes?

Any dividends (including distributions of net short-term capital gains) paid by the Fund are taxable to you as ordinary income unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. You are taxed in the same manner whether you receive your dividends in cash or reinvest them in additional Fund shares. If the Fund maintains a stable share price of $1.00, your sale or exchange of Fund shares will not result in recognition of any taxable gain or loss.

 How do I obtain a complete explanation of all account privileges and policies?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.


                                        CASH MANAGEMENT FUND

----------------------------------------------------------------------------------------------------------------
                                                                   PER SHARE DATA
                                      --------------------------------------------------------------------------


                                           NET ASSET
                                               VALUE                    DIVIDENDS
                                          (UNCHANGED           NET       FROM NET     TOTAL     NET ASSETS, END
                                         DURING EACH    INVESTMENT     INVESTMENT    RETURN             OF YEAR
YEAR ENDED DECEMBER 31                         YEAR)        INCOME         INCOME       (%)         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------

CLASS A
  1994..............................       $1.00           $.036        $.036        3.69            $128,495
  1995..............................        1.00            .053         .053        5.42             128,635
  1996..............................        1.00            .048         .048        4.89             133,801
  1997..............................        1.00            .049         .049        4.98             139,562
  1998..............................        1.00            .048         .048        4.92             160,470


  CLASS B
  1/12/95* - 12/31/95...............       $1.00           $.044        $.044        4.46               $  56
  1996..............................        1.00            .040         .040        4.11                 107
  1997..............................        1.00            .041         .041        4.20                 267
  1998..............................        1.00            .041         .041        4.14               1,495

     +  Net of fees waived or assumed.
     *  Date Class B shares were first offered.
   (a)  Annualized.

---------------------------------------------------
            RATIOS / SUPPLEMENTAL DATA
---------------------------------------------------

      RATIO TO               RATIO TO AVERAGE NET
 AVERAGE NET ASSETS+           ASSETS PRIOR TO
                                WAIVER OF FEES
----------------------      -----------------------

                   NET                         NET
            INVESTMENT                  INVESTMENT
  EXPENSES      INCOME     EXPENSES         INCOME
       (%)         (%)          (%)            (%)
---------------------------------------------------



      .70        3.72        1.15        3.27
      .70        5.29        1.18        4.81
      .70        4.78        1.19        4.29
      .77        4.87        1.19        4.45
      .80        5.00        1.14        4.66




     1.45(a)     4.54(a)     1.93(a)     4.06(a)
     1.45        4.03        1.94        3.54
     1.52        4.12        1.94        3.70
     1.55        4.25        1.89        3.91

[FIRST INVESTORS LOGO]

CASH MANAGEMENT FUND

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this prospectus.

SHAREHOLDER MANUAL: The Shareholder Manual provides more detailed information about the purchase, redemption and sale of Fund shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Fund by contacting the Fund at:

Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198
Telephone:  1-800-423-4026

You can review and copy information about the Fund (including the Fund's reports, Shareholder Manual and SAI) at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. You can also send your request for copies and a duplicating fee to the Public Reference Room of the SEC, Washington, D.C. 20549-6009. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. Text-only versions of Fund documents can be viewed online or downloaded from the SEC's Internet website at http://www.sec.gov.

                                                 (Investment Company Act
                                                 File  No.:  811-2860
                                                 First Investors Cash Management
                                                 Fund, Inc.)

[FIRST INVESTORS LOGO]

MONEY MARKET FUNDS

CASH MANAGEMENT
TAX-EXEMPT MONEY MARKET


      The   Securities   and  Exchange   Commission  has  not  approved  or
disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

               THE DATE OF THIS PROSPECTUS IS APRIL 30, 1999

                                  CONTENTS

INTRODUCTION

FUND DESCRIPTIONS

      Cash Management Fund
      Tax-Exempt Money Market Fund

FUND MANAGEMENT

BUYING AND SELLING SHARES

      How and when do the Funds  price their  shares?
      How do I buy shares?
      Which class of shares is best for me?
      How do I sell shares?
      Can I  exchange  my shares for the  shares of other  First  Investors
Funds?

ACCOUNT POLICIES

      What about dividends?
      What about taxes?
      How do I obtain a complete explanation of all account privileges and policies?

FINANCIAL HIGHLIGHTS

      Cash Management Fund
      Tax-Exempt Money Market Fund

                                INTRODUCTION


This prospectus describes the First Investors Funds that invest primarily in high-quality money market instruments. Each individual Fund description in this prospectus has an "Overview" which provides a brief explanation of the Fund's objectives, its primary strategies and primary risks, how it has performed, and its fees and expenses. To help you decide which Funds may be right for you, we have included in each Overview a section offering examples of who should consider buying the Fund. Each Fund description also contains a "Fund in Detail" section with more information on strategies and risks of the Fund.

None of the Funds in this prospectus pursues a strategy of allocating its assets among stocks, bonds, and money market instruments. For most investors, a complete program should include each of these asset classes. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio and benefit when bonds and money market instruments outperform stocks. Of course, even a diversified investment program can result in a loss.

                             FUND DESCRIPTIONS

                            CASH MANAGEMENT FUND

                                  OVERVIEW

OBJECTIVE:     The Fund  seeks to earn a high rate of current  income consistent with the preservation of capital and maintenance of liquidity.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund invests in high-quality  money market  instruments  that
               the  Fund   determines   present   minimal  credit  risk.   These
               instruments include prime commercial paper, variable and floating rate corporate notes, and short term U.S. agency obligations. The
               Fund's portfolio is managed to meet regulatory  requirements that permit the Fund to maintain a stable net asset  value  ("NAV") of
               $1.00 per share. These regulatory  requirements include stringent credit quality  standards on investments,  limits on the maturity
               of  individual   investments  and  the  dollar  weighted  average
               maturity   of   the   entire   portfolio,   and   diversification
               requirements.

PRIMARY
RISKS: While money market funds are designed to be relatively low risk investments, they are not entirely free of risk. The following are the risks of investing in the Fund, which are common to all money market funds:

               o The Fund's NAV could decline (below $1.00 per share) if there is a default by an issuer of one of the Fund's investments, a credit downgrade of one of the Fund's investments, or an unexpected change in interest rates.

               o The Fund's yield will change daily based upon changes in interest rates and other market conditions.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                    Who should consider buying the Cash Management Fund?

               The Cash Management Fund is most appropriately used for that portion of your investment portfolio that you may need in the near future. Since the Fund limits its investments to high-quality, short-term securities, it generally has a lower risk profile but also a lower yield than funds which invest in lower-quality, longer-term debt securities. It may be appropriate for you if you:

               o  Are seeking income, and

               o Are seeking a conservative investment that provides a high degree of credit quality.

                How has the Cash Management Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that it does not have the same expenses.



                 [BAR CHART SHOWING CLASS A PERFORMANCE OMITTED]



During the periods shown, the highest quarterly return was 2.28% (for the quarter ended June 30, 1989), and the lowest quarterly return was 0.62% (for the quarter ended June 30,1993). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows the average annual total returns for Class A shares and Class B shares. This table assumes that the maximum CDSC on Class B shares was paid.


                                                                  Inception
                                                                  Class B Shares
                  1 Year*         5 Years*         10 Years*      (1/12/95)

Class A Shares    4.92%           4.78%            5.12%                N/A
Class B Shares     .14            N/A              N/A                 3.57%
* The annual returns are based upon calendar years.

           What are the fees and expenses of the Cash Management Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  Shares          Shares
                                                  -------         -------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  None            None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None              4%*

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                     DISTRIBUTION                     TOTAL
                                      AND SERVICE                  ANNUAL FUND
                      MANAGEMENT       (12B-1)         OTHER        OPERATING        EXPENSE            NET
                        FEES           FEES (1)       EXPENSES     (EXPENSES(3)    ASSUMPTION(2)     EXPENSES(3)
                        ----           --------       --------     ------------    -------------     -----------


Class   A   Shares....  0.50%           0.00%          0.64%          1.14%           0.34%            0.80%
Class   B   Shares....  0.50            0.75           0.64           1.89            0.34             1.55


*Class B shares can only be acquired through an exchange from Class B shares of another First Investors Fund. When shares are so acquired, the CDSC imposed on the other Fund's Class B shares carries over to the Fund's shares. The CDSC is 4% in the first year and declines to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.

(1)Because the Fund pays Rule 12b-1 fees on its Class B shares, long-term B Class shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. There are currently no Rule 12b-1 fees on Class A shares of the Fund.

(2)The Adviser has contractually agreed with the Fund to assume Other Expenses in excess of 0.30% for a period of twelve months commencing on May 1, 1999.
   (3)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                    ONE YEAR      THREE YEARS    FIVE YEARS      TEN YEARS
                                    --------      -----------    ----------      ---------
If you redeem your shares:
Class A shares                         $82           $329           $ 595         $1,356
Class B shares                         558            861           1,190          1,988*

If you do not redeem your shares:
Class A shares                         $82           $329           $ 595         $1,356
Class B shares                         158            561             990          1,988*


*Assumes conversion to Class A shares eight years after purchase.

                             THE FUND IN DETAIL

                 What are the Cash Management Fund's objective,
                  principal investment strategies, and risks?

OBJECTIVE:  The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in high-quality money market instruments that are determined by the Fund's Adviser to present minimal credit risk. Some common types of money market instruments are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which are promissory notes issued by large companies or financial firms; banker's acceptances, which are credit instruments guaranteed by a bank; negotiable certificates of deposit, which are issued by banks in large denominations; and floating rate notes. The interest rate of a floating rate instrument is generally based on a known lending rate, such as a bank's prime rate, and is reset whenever the underlying rate is adjusted.

The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable NAV of $1.00 per share. These include requirements relating to the credit quality, maturity, and diversification of the Fund's investments. For example, to be an eligible investment for the Fund, a security must have a remaining maturity of 397 calendar days or less. The security must be rated in one of the two highest credit ratings categories for short-term securities by at least two nationally recognized rating services organizations (or by one, if only one rating service has rated the security), or if unrated, be determined by the Fund's Adviser to be of quality equivalent to those in the two highest credit ratings categories. The Fund must also maintain a dollar-weighted average portfolio maturity of 90 days or less.

In buying and selling securities, the Fund will consider ratings assigned by ratings services as well as its own credit analysis. The Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, the security's yield and relative value, and the outlook for interest rates and the economy. In the case of instruments with demand features or credit enhancements, the Fund considers the financial strength of the party providing the demand feature or credit enhancement, including any ratings assigned to such party. Information on the Fund's recent holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. In general, the greater the potential reward of an investment, the greater the risk. Although the Fund tries to maintain a $1.00 share price, it may not be able to do so. It is therefore possible to lose money by investing in the Fund. Here are the principal risks of owning the Cash Management Fund:

INTEREST RATE RISK: Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates. When interest rates rise, the market values of money market instruments decline; when interest rates decline, the market values of money market instruments increase. The price volatility of money market instruments also depends on their maturities and durations. Generally, the shorter the maturity and duration of a money market instrument, the lesser its sensitivity to interest rates.

Interest rate risk also includes the risk that in a declining interest rate environment the Fund will have to invest the proceeds of maturing investments in lower-yielding investments. The yields received by the Fund on some of its investments will also decline as interest rates decline. For example, the Fund invests in floating rate bonds and notes. When interest rates decline, the yields paid on these securities may decline.

CREDIT RISK: A money market instrument's credit quality depends upon the issuer's ability to pay interest on the security and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's Investors Service, Inc. or Standard & Poor's Ratings Group), the greater the chance (in the rating agency's opinion) the security's issuer will default, or fail to meet its repayment obligations. Direct U.S.
Treasury obligations (securities backed by the U.S. government) carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.

YEAR 2000 RISKS: The values of securities owned by the Fund may be negatively affected by Year 2000 problems. Many computer systems are not designed to process correctly date-related information after January 1, 2000. The issuers of securities held by the Fund may incur substantial costs in ensuring that computer systems on which they rely are Year 2000 ready and may face business and legal problems if these systems are not ready. If computer systems used by exchanges, broker-dealers, and other market participants are not Year 2000 ready, valuing and trading securities could be difficult. These problems could have a negative effect on the Fund's investments and returns.

                        TAX-EXEMPT MONEY MARKET FUND

                                  OVERVIEW

OBJECTIVE:  The Fund seeks to earn a high rate of current  income that is exempt from Federal income tax, including the Alternative Minimum Tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

PRIMARY
INVESTMENT
STRATEGIES: The Fund invests  primarily in high  quality,  short-term  municipal instruments that the Fund determines present minimal credit risk. The Fund attempts to limit its investments to instruments which pay interest that is exempt from federal income tax, including the AMT. The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value ("NAV") of $1.00 per share. These regulatory requirements include stringent credit quality standards on investments, limits on the maturity of individual investments and the dollar-weighted average maturity of the entire portfolio, and diversification requirements.

PRIMARY
RISKS: While money market funds are designed to be relatively low risk investments, they are not entirely free of risk. The following are the risks of investing in the Fund, which are common to all money market funds:

            o The Fund's NAV could decline (below $1.00 per share) if there is a default by an issuer of one of the Fund's investments, a credit downgrade of one of the Fund's investments, or an unexpected change in interest rates.

            o The Fund's yield will change daily based upon changes in interest rates and other market conditions.

            AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

            Who should consider buying the Tax-Exempt Money Market Fund?

            The Tax-Exempt Money Market Fund is most appropriately used for that portion of your investment portfolio that you may need in the near future. Since the Fund limits its investments to high-quality, short-term securities, it generally has a lower risk profile but also a lower yield than funds which invest in lower-quality, longer-term debt securities. It may be appropriate for you if you:

            o Are seeking income that is exempt from federal income tax, including the AMT, and

            o Are seeking a conservative investment that provides a high degree of credit quality.

            The Fund is generally not appropriate for retirement accounts or investors in low tax brackets.

               How has the Tax-Exempt Money Market Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that it does not have the same expenses.

                 [BAR CHART SHOWING CLASS A PERFORMANCE OMITTED]


During the periods shown, the highest quarterly return was 1.45% (for the quarter ended June 30, 1989), and the lowest quarterly return was 0.42% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows the average annual total returns for Class A shares and Class B shares. This table assumes that the maximum CDSC on Class B shares was paid.


                                                                  Inception
                                                                  Class B Shares
                  1 Year*         5 Years*         10 Years*      (1/12/95)
Class A Shares     2.77%          2.82%            3.31%          N/A
Class B Shares    (2.23)          N/A              N/A            1.41%
* The annual returns are based upon calendar years.

      What are the fees and expenses of the Tax-Exempt Money Market Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  Shares          Shares
                                                  -------         --------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  None            None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None               4%*

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)


                                     DISTRIBUTION                     TOTAL
                                      AND SERVICE                  ANNUAL FUND
                      MANAGEMENT       (12B-1)         OTHER        OPERATING        EXPENSE            NET
                        FEES           FEES (1)       EXPENSES     (EXPENSES(3)    ASSUMPTION(2)     EXPENSES(3)
                        ----           --------       --------     ------------    -------------     -----------

Class   A   Shares      0.50%           0.00%          0.69%          1.19%           0.39%            0.80%
 . . . . . . .
Class   B   Shares      0.50            0.75           0.69           1.94            0.39             1.55
 . . . . . . .


*Class B shares can only be acquired through an exchange from Class B shares of another First Investors Fund. When shares are so acquired, the CDSC imposed on the other Fund's Class B shares carries over to the Fund's shares. The CDSC is 4% in the first year and declines to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1)Because the Fund pays Rule 12b-1 fees on its Class B shares, long-term Class B shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. There are currently no Rule 12b-1 fees of Class A shares of the Fund.
(2)The Adviser has contractually agreed with the Fund to assume Other Expenses in excess of 0.30% for a period of twelve months commencing on May 1, 1999.
(3)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                    ONE YEAR      THREE YEARS    FIVE YEARS      TEN YEARS
                                    --------      -----------    ----------      ---------
If you redeem your shares:
Class A shares                         $82           $339           $ 617         $1,409
Class B shares                         558            871           1,211          2,038*

If you do not redeem your shares:
Class A shares                         $82           $339           $ 617         $1,409
Class B shares                         158            571           1,011          2,038*


*Assumes conversion to Class A shares eight years after purchase.

                             THE FUND IN DETAIL

             What are the Tax-Exempt Money Market Fund's objective,
                  principal investment strategies, and risks?

OBJECTIVE: The Fund seeks to earn a high rate of current income that is exempt from Federal income tax, including the AMT, consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in high quality short-term municipal instruments ("municipal securities") that are determined by the Fund's Adviser to present minimal credit risk. The Fund invests at least 80% of its total assets in municipal securities which pay interest that is exempt from federal income tax, including the AMT. Municipal securities are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico, and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities to borrow money for various public or private projects. The issuer pays a fixed or variable rate of interest, and must repay the amount borrowed (the "principal") at maturity.

The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value ("NAV") of $1.00 per share. These include requirements relating to the credit quality, maturity, and diversification of the Fund's investments. For example, to be an eligible investment for the Fund, a security must have a remaining maturity of 397 calendar days or less. The security must be rated in one of the two highest credit ratings categories for short-term securities by at least two nationally recognized rating services organizations (or by one, if only one rating service has rated the security), or if unrated, be determined by the Fund's Adviser to be of quality equivalent to those in the two highest credit ratings categories. The Fund must also maintain a dollar-weighted average portfolio maturity of 90 days or less.

The Fund invests significantly in variable rate demand notes and bonds. These investments may have maturities of more than thirteen months, but have demand features which allow the holder to demand payment of principal plus accrued interest within a period of 397 days or less. The demand features have the effect of reducing the maturities of the instruments and qualifying them as eligible investments for the Fund. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. While this feature helps protect against a decline in the security's market price when interest rates go up, it lowers the Fund's income when interest rates fall.

The Fund also buys investments backed by credit enhancements, such as letters of credit, which are designed to give additional protection to investors. For example, if an issuer of a note does not have the credit rating usually required by the Fund, another company may use its higher credit rating to back up the credit of the issuer of the note by selling the issuer a letter of credit. The main risk of investing in investments backed by a letter of credit is that the company issuing the letter of credit will not be able to fulfill its obligations to the Fund.

In buying and selling securities, the Fund will consider ratings assigned by ratings services as well as its own credit analysis. The Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, the issuer's yield and relative value, and the outlook for interest rates and the economy. In the case of instruments with demand features or credit enhancements, the Fund considers the financial strength of the party providing the demand feature or credit enhancement, including any ratings assigned to such party. While the Fund does not intend to buy any instruments whose interest income is subject to Federal income tax or is a Tax Preference Item, up to 20% of the Fund's net assets may be invested in high quality fixed-income obligations, the interest on which is subject to Federal income tax, including the AMT. Information on the Fund's recent holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. In general, the greater the potential reward of an investment, the greater the risk. Although the Fund tries to maintain a $1.00 share price, it may not be able to do so. It is therefore possible to lose money by investing in the Fund. Here are the principal risks of owning the Tax-Exempt Money Market Fund:

INTEREST RATE RISK: Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates. When interest rates rise, the market values of money market instruments decline; when interest rates decline, the market values of money market instruments increase. The price volatility of money market instruments also depends on their maturities and durations. Generally, the shorter the maturity and duration of a money market instrument, the lesser its sensitivity to interest rates.

Interest rate risk also includes the risk that in a declining interest rate environment the Fund will have to invest the proceeds of maturing investments in lower-yielding investments. The yields received by the Fund on some of its investments will also decline as interest rates decline. For example, the Fund invests in floating rate and variable rate bonds and notes. When interest rates decline, the yields paid on these securities may decline.

CREDIT RISK: A money market instrument's credit quality depends upon the issuer's ability to pay interest on the security and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's Investors Service, Inc. or Standard & Poor's Ratings Group), the greater the chance (in the rating agency's opinion) the security's issuer will default, or fail to meet its repayment obligations. Direct U.S.
Treasury obligations (securities backed by the U.S. government) carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields. The amount of information about the financial condition of issuers of tax exempt debt is generally not as extensive as that which is made available by issuers of taxable debt.

In the case of a money market instrument that is supported by a credit enhancement, the credit quality of the investment depends upon the credit quality of the party which provides the enhancement. The Fund's ability to maintain a stable share price may depend on these credit enhancements, which are not backed by federal deposit insurance.

YEAR 2000 RISKS: The values of securities owned by the Fund may be negatively affected by Year 2000 problems. Many computer systems are not designed to process correctly date-related information after January 1, 2000. The issuers of securities held by the Fund may incur substantial costs in ensuring that computer systems on which they rely are Year 2000 ready and may face business and legal problems if these systems are not ready. If computer systems used by exchanges, broker-dealers, and other market participants are not Year 2000 ready, valuing and trading securities could be difficult. These problems could have a negative effect on the Fund's investments and returns.

                              FUND MANAGEMENT

First Investors Management Company, Inc. ("FIMCO" or the "Adviser") is the investment adviser to the Funds. Its address is 95 Wall Street, New York, NY 10005. It currently is investment adviser to 51 mutual funds or series of funds with total net assets of approximately $5 billion. FIMCO supervises all aspects of the Funds' operations and determines the Funds' portfolio transactions. For the fiscal year ended December 31, 1998, FIMCO received advisory fees of 0.50% of each Fund's average daily net assets.

In addition to the investment risks of the Year 2000 which are discussed above, the ability of FIMCO and its affiliates to price the Funds' shares, process purchase and redemption orders, and render other services could be adversely affected if the computers or other systems on which they rely are not properly programmed to operate after January 1, 2000. Additionally, because the services provided by FIMCO and its affiliates depend on the interaction of their computer systems with the computer systems of brokers, information services and other parties, any failure on the part of such third party computer systems to deal with the Year 2000 may have a negative effect on the services provided to the Funds. FIMCO and its affiliates are taking steps that they believe are reasonably designed to address the Year 2000 problem for computer and other systems used by them and are obtaining assurances that comparable steps are being taken by the Funds' other service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. Nor can the Funds estimate the extent of any impact.

                         BUYING AND SELLING SHARES

               How and when do the Funds price their shares?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4:00 p.m., Eastern Time ("ET"), on each day the New York Stock Exchange ("NYSE") is open for regular trading. These are referred to as "Trading Days." In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Funds value their assets using the amortized cost method which is intended to permit the Funds to maintain a stable $1.00 per share for each class of shares.

                            How do I buy shares?

You  may  buy  shares  of  each  Fund  through  a  First  Investors   registered
representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we offer automatic investment plans that allow you to open a Fund account with as little as $50. Subsequent investments may be made in any amount. As discussed below, Class B shares may only be purchased by means of an exchange from the Class B shares of another First Investors Fund.

Money market fund shares will not be purchased until the Fund receives federal funds for the purchase. Federal funds for a purchase will generally not be received until the morning of the next Trading Day following the Trading Day on which your purchase check or other form of payment is received in our Woodbridge, NJ office. If a check is received in our Woodbridge, NJ office after the close of regular trading on the NYSE, the federal funds for the purchase will generally not be received until the morning of the second following Trading Day.

If we receive a wire transfer for a purchase prior to 12:00 p.m., ET, and you have previously advised us that the wire is on the way, federal funds for the purchase will be deemed to have been received on that same day. You must call beforehand and give us your name, account number, the amount of the wire, and a federal reference number documenting the transfer. If we fail to receive such advance notification, the federal funds for your purchase will not be deemed to have been received until the morning of the next Trading Day following receipt of the federal wire and your account information.

You can arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

                   Which class of shares is best for me?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate expense structures. Because of the different expense structures, each class of shares generally will have different dividends.

Class A shares are available through direct investment or an exchange from the Class A shares of another First Investors Fund. Class A shares are sold at NAV without any initial or deferred sales charge.

Class B shares are not available for direct investment. They may be acquired only through an exchange from the Class B shares of another First Investors Fund. While an exchange will be processed at the relative NAVs of the shares involved, any CDSC on the shares being exchanged will carry over to the new shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                               Class B Shares

                                                CDSC as a Percentage of Purchase
             Year of Redemption                 Price or Nav At Redemption
             ------------------                 --------------------------

             Within the 1st or 2nd year......               4%
             Within the 3rd or 4th year......               3
             In the 5th year.................               2
             In the 6th year.................               1
             Within the 7th year and 8th year               0

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

Each Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its Class B shares. Class B shares pay Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plan provides for payments at an annual rate (based on average daily net assets) of up to 1.00% on Class B shares. No more than .25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

FOR ACTUAL PAST EXPENSES OF CLASS A AND CLASS B SHARES OF A FUND, SEE THE APPROPRIATE SECTION IN THIS PROSPECTUS ENTITLED "WHAT ARE THE FEES AND EXPENSES OF THE FUND?"

                           How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by:

      o Contacting your Representative who will place a redemption order for you;

      o Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, NJ 07095-1198;

      o Telephoning the Special Services Department of ADM at 1-800-342-6221 (if you have elected to have telephone privileges);

      o  Instructing us to make an electronic  transfer to a predesignated  bank
         account  (if  you  have  completed  an  application   authorizing  such
         transfers).

There are other ways you may sell your Fund shares such as by writing a check against your money market fund account or requesting an expedited wire redemption to a predesignated bank account. You may be charged a fee for certain of these privileges. For example, each wire under $5,000 is subject to a $15 fee. Consult your Representative or call ADM at 1-800-423-4026 for details.

Requests for redemptions or exchanges out of or into our money market funds must be received in writing or by phone prior to 4:00 p.m., ET, on a Trading Day, to be processed the same day. Redemption or exchange orders received after 4:00 p.m., ET, will be processed on the following Trading Day. There are special requirements for wire redemptions. These are detailed in our Shareholder Manual.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared. This may take up to 15 days from the date of your purchase. You may not redeem shares by telephone or Electronic Fund Transfer unless you have owned the shares for at least 15 days.

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

     Can I exchange my shares for the shares of other First Investors Funds?

You may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). Consult your Representative or call ADM at 1-800-423-4026 for details.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved.

                                ACCOUNT POLICIES

                              What about dividends?

The Funds will declare daily and pay monthly dividends from net investment income, which generally consists of interest income on investments, plus or minus all realized short-term gains and losses on the Funds' securities, less expenses. The Funds do not expect to realize any long-term capital gains. The Funds may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed taxable income and capital gain, if any.

Dividends paid on both classes of a Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of a Fund are expected to be lower than those for its Class A shares because of the distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend, you must own Fund shares as of the close of business on the record date of the dividend.

You may choose to reinvest all dividends at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends in cash. If you do not select an option when you open your account, all dividends will be reinvested in additional shares of a Fund. If you do not cash a dividend check and do not notify ADM to issue a new check within 12 months, the dividend may be reinvested in a Fund. If any correspondence sent by a Fund is returned as "undeliverable," dividends automatically will be reinvested in a Fund. No interest will be paid to you while a dividend remains uninvested.

A dividend paid on a class of shares will only be paid in additional shares of the distributing class if the total amount of the dividend is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

                                What about taxes?

Any dividends (including distributions of net short-term capital gains) paid by the Cash Management Fund are taxable to you as ordinary income unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. The Tax-Exempt Money Market Fund may make distributions, called "exempt-interest dividends," that are exempt from Federal income tax. However, exempt-interest dividends will not necessarily be exempt from state and local income taxes. Distributions by the Tax-Exempt Money Market Fund of interest income from taxable obligations, if any, and net short-term capital gains are taxable to you as ordinary income. You are taxed in the same manner whether you receive your dividends in cash or reinvest them in additional Fund shares. If the Funds maintain a stable share price of $1.00, your sale or exchange of Fund shares will not result in recognition of any taxable gain or loss.

      How do I obtain a complete explanation of all account privileges and policies?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

                            FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, are included in the SAI, which is available upon request.

                            CASH MANAGEMENT FUND

-----------------------------------------------------------------------------
                                            PER SHARE DATA
                          ---------------------------------------------------


                                                                            NET ASSET
                                                 VALUE                      DIVIDENDS
                             (UNCHANGED            NET      FROM NET            TOTAL       NET ASSETS, END OF
                            DURING EACH     INVESTMENT    INVESTMENT           RETURN         YEAR (THOUSANDS)
                                  YEAR)         INCOME        INCOME              (%)
---------------------------------------------------------------------------------------------------------------

CLASS A
-------
 1994...................        $1.00          $.036         $.036             3.69              $128,495
 1995...................         1.00           .053          .053             5.42               128,635
 1996...................         1.00           .048          .048             4.89               133,801
 1997...................         1.00           .049          .049             4.98               139,562
 1998...................         1.00           .048          .048             4.92               160,470


 CLASS B
 -------
 1/12/95* - 12/31/95....        $1.00          $.044         $.044             4.46              $     56
 1996...................         1.00           .040          .040             4.11                   107
 1997...................         1.00           .041          .041             4.20                   267
 1998...................         1.00           .041          .041             4.14                 1,495

   + Net of fees waived or assumed.
   * Date Class B shares were first offered.
 (a) Annualized.


---------------------------------------------------
            RATIOS / SUPPLEMENTAL DATA
---------------------------------------------------

      RATIO TO               RATIO TO AVERAGE NET
 AVERAGE NET ASSETS+           ASSETS PRIOR TO
                                WAIVER OF FEES
----------------------      -----------------------

                   NET                         NET
            INVESTMENT                  INVESTMENT
  EXPENSES      INCOME      EXPENSES        INCOME
       (%)         (%)           (%)           (%)
---------------------------------------------------



      .70        3.72          1.15         3.27
      .70        5.29          1.18         4.81
      .70        4.78          1.19         4.29
      .77        4.87          1.19         4.45
      .80        5.00          1.14         4.66




     1.45(a)     4.54(a)       1.93(a)      4.06(a)
     1.45        4.03          1.94         3.54
     1.52        4.12          1.94         3.70
     1.55        4.25          1.89         3.91

                        TAX-EXEMPT MONEY MARKET FUND

-----------------------------------------------------------------------------
                                            PER SHARE DATA
                          ---------------------------------------------------




                                                                            NET ASSET
                                                 VALUE                      DIVIDENDS
                             (UNCHANGED            NET        FROM NET          TOTAL       NET ASSETS, END OF
                            DURING EACH     INVESTMENT      INVESTMENT         RETURN         YEAR (THOUSANDS)
                                  YEAR)         INCOME          INCOME            (%)
---------------------------------------------------------------------------------------------------------------

CLASS A
 1994...................      $1.00            $.022           $.022            2.24             $26,424
 1995...................       1.00             .032            .032            3.24              25,045
 1996...................       1.00             .028            .028            2.85              22,888
 1997...................       1.00             .030            .030            3.00              18,680
 1998...................       1.00             .027            .027            2.77              16,310


CLASS B
-------
 1/12/95* - 12/31/95....      $1.00            $.024           $.024            2.40               $ .01
 1996...................       1.00             .020            .020            2.04                  80
 1997...................       1.00             .022            .022            2.20                  13
 1998...................       1.00             .018            .018            1.78                   1

 ......
   + Net of fees waived or assumed.
   * Date Class B shares were first offered.
 (a) Annualized.

---------------------------------------------------
            RATIOS / SUPPLEMENTAL DATA
---------------------------------------------------

      RATIO TO               RATIO TO AVERAGE NET
 AVERAGE NET ASSETS+           ASSETS PRIOR TO
                                WAIVER OF FEES
----------------------      -----------------------

                   NET                         NET
            INVESTMENT                  INVESTMENT
  EXPENSES      INCOME     EXPENSES         INCOME
       (%)         (%)          (%)            (%)
---------------------------------------------------


      .70        2.24        1.02        1.92
      .70        3.20        1.06        2.84
      .70        2.81        1.08        2.43
      .75        2.95        1.12        2.58
      .80        2.73        1.19        2.34

     1.45(a)     2.45(a)     1.81(a)     2.09(a)
     1.45        2.06        1.83        1.69
     1.50        2.20        1.87        1.83
     1.55        1.98        1.94        1.59

[FIRST INVESTORS LOGO]

CASH MANAGEMENT
TAX-EXEMPT MONEY MARKET

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL   REPORTS:  Additional  information  about  each  Fund's
investments is available in the Funds' annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER  MANUAL:  The  Shareholder   Manual  provides   more   detailed
information  about  the  purchase,  redemption  and  sale  of  Fund shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Funds by contacting the Funds at:

Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198
Telephone:  1-800-423-4026

You can review and copy information about the Funds (including the Funds' reports, Shareholder Manual and SAI) at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. You can also send your request for copies and a duplicating fee to the Public Reference Room of the SEC, Washington, D.C. 20549-6009. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. Text-only versions of Fund documents can be viewed online or downloaded from the SEC's Internet website at http://www.sec.gov.

                                       (Investment  Company Act File No.:  First
                                       Investors  Cash  Management   Fund,  Inc.
                                       811-2860;   First  Investors   Tax-Exempt
                                       Money Market Fund, Inc.  811-3690)

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

95 Wall Street
New York, New York 10005                                     1-800-423-4026

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 1999

    This is a Statement of Additional  Information  ("SAI") for FIRST  INVESTORS
CASH MANAGEMENT FUND, INC. ("CASH MANAGEMENT FUND") and FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC. ("TAX-EXEMPT MONEY MARKET FUND"), each of which is an open-end diversified management investment company. CASH MANAGEMENT FUND and TAX-EXEMPT MONEY MARKET FUND are referred to herein as "Funds."

    This SAI is not a prospectus. It should be read in conjunction with the Funds' Prospectuses dated April 30, 1999, which may be obtained free of cost from the Funds at the address or telephone number noted above.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
Investment Strategies and Risks..............................................  2
Investment Policies..........................................................  3
Investment Restrictions......................................................  9
Directors and Officers....................................................... 12
Management................................................................... 14
Underwriter.................................................................. 15
Distribution Plans........................................................... 15
Determination of Net Asset Value............................................. 17
Allocation of Portfolio Transactions......................................... 18
Purchase, Redemption and Exchange of
Shares....................................................................... 19
Taxes........................................................................ 20
Performance Information...................................................... 22
General Information.......................................................... 24
Appendix A................................................................... 26
Appendix B................................................................... 27
Appendix C................................................................... 28
Appendix D................................................................... 29
Financial Statements......................................................... 36
Shareholder Manual:  A Guide to your First Investors Mutual Fund Account..... 37

                         INVESTMENT STRATEGIES AND RISKS

CASH MANAGEMENT FUND

    CASH MANAGEMENT FUND seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity. The Fund invests primarily in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade commercial paper. The U.S. Government securities in which the Fund may invest include a variety of U.S. Treasury securities that differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury. See "U.S. Government Securities" below. The Fund may invest in domestic bank certificates of deposit (insured up to $100,000) and bankers' acceptances (not insured) issued by domestic banks and savings institutions which are insured by the Federal Deposit Insurance Corporation ("FDIC") and that have total assets exceeding $500 million. The Fund also may invest in certificates of deposit issued by London branches of domestic or foreign banks ("Eurodollar CDs"). The Fund may invest in time deposits and other short-term obligations, including uninsured, direct obligations bearing fixed, floating or variable interest rates, issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks. The Fund also may invest in repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are market makers in U.S. Government securities, and, in either case, only where the debt instrument subject to the repurchase agreement is a U.S. Treasury or agency obligation. Repurchase agreements maturing in over seven days are deemed illiquid securities, and can constitute no more than 10% of the Fund's net assets. See "Investment Policies" for additional information on repurchase agreements.

    The Fund also may purchase high quality, U.S. dollar denominated short-term bonds and notes, including variable rate and master demand notes issued by domestic and foreign corporations (including banks). The Fund may invest in floating and variable rate demand notes and bonds that permit the Fund, as the holder, to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. The
Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. When market conditions warrant, the Fund may purchase short-term, high quality fixed and variable rate instruments issued by state and municipal governments and by public authorities.

    Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

TAX EXEMPT MONEY MARKET FUND

    TAX EXEMPT MONEY MARKET FUND seeks to earn a high rate of current income that is exempt from Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax ("Tax Preference Item"), consistent with the preservation of capital and maintenance of liquidity. The Fund invests primarily in high-grade, short-term tax-exempt obligations issued by state and municipal governments and by public authorities. See "Municipal Instruments" below. While the Fund does not intend to buy any instruments whose interest income is subject to Federal income tax or is a Tax Preference Item, up to 20% of the Fund's net assets may be invested in high quality fixed-income obligations, the interest on which is subject to Federal income tax, including the AMT. There is also the risk that some or all of the interest income that a Fund receives might become taxable or be determined to be taxable by the Internal Revenue Service, applicable state tax authorities, or a judicial body. See the discussion on "Taxes."

    The Fund may invest without limit in securities that are related to each other in such a fashion that economic, political or business changes or developments would affect more than one security in the Fund's investment portfolio. Securities or instruments of issuers in the same state or involved in the same business, or interest paid from similar sources of tax revenues, are examples of the factors that might have an effect on more than one instrument purchased by the Fund. The Fund may invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis, that is, for delivery to the Fund later than the normal settlement date for most securities, at a stated price and yield. The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets.

    Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

                               INVESTMENT POLICIES

      BANKERS' ACCEPTANCES. Each fund may invest in bankers' acceptances. Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time drat drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the gong rate of interest for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

      CERTIFICATES OF DEPOSIT. Each Fund may invest in bank certificates of deposit ("CDs"). The FDIC is an agency of the U.S. Government which insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current Federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $100,000 per insured bank or savings and loan association.

      COMMERCIAL PAPER. Commercial paper is a promissory note issued by a corporation to finance short-term needs, which may either be unsecured or backed by a letter of credit. Commercial Paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See Appendix A to the SAI for a description of commercial paper ratings.

      EURODOLLAR CERTIFICATES OF DEPOSIT. Each Fund may invest in Eurodollar CDs, which are issued by London branches of domestic or foreign banks. Such securities involve risks that differ from CDs issued by domestic branches of U.S. banks. These risks include future political and economic developments, the possible imposition of United Kingdom withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on such securities.

      MUNICIPAL INSTRUMENTS.

      MUNICIPAL BONDS. Municipal bonds are debt obligations that generally are issued to obtain funds for various public purposes and have a time to maturity, at issuance, of more than one year. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest. Revenue bonds generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields on municipal bonds depend on, among other things, general money market conditions, condition of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issuer. Generally, the value of municipal bonds varies inversely to changes in interest rates. See Appendix A for a description of municipal bond ratings.

      MUNICIPAL COMMERCIAL PAPER. Issues of commercial paper are short-term unsecured negotiable promissory notes. Municipal commercial paper is issued usually to meet temporary capital needs of the issuer or to serve as a source of temporary construction financing. These obligations are paid from general revenues of the issuer or are refinanced with long-term debt.

      MUNICIPAL NOTES. Municipal notes are principally tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. The obligations are sold by an issuer prior to the occurrence of another revenue producing event to bridge a financial gap for such issuer. Municipal notes are usually general obligations of the issuing municipality. Project notes are issued by housing agencies, but are guaranteed by the U.S. Department of Housing and Urban Development and are secured by the full faith and credit of the United States. Such municipal notes must be rated MIG-1 by Moody's or SP-1 by S&P or have insurance through the issuer or an independent insurance company. A description of municipal note ratings is contained in Appendix C.

      PRIVATE ACTIVITY BONDS OR INDUSTRIAL DEVELOPMENT BONDS. Certain types of revenue bonds, referred to as private activity bonds ("PABs") or industrial development bonds ("IDBs"), are issued by or on behalf of public authorities to obtain funds to provide for various privately operated facilities, such as airports or mass transportation facilities. Most PABs and IDBs are pure revenue bonds and are not backed by the taxing power of the issuing agency or authority. Consequently, the payment of principal and interest on PABs and IDBs usually depends entirely on the ability of the owner of the project financed to meet its financial obligation to repay the bonds. In many instances these financial obligations of private parties are secured by liens or pledges upon real and personal property or are backed up by a standby letter of credit issued by a commercial bank, which letter of credit effectively guarantees payment of principal and interest on behalf of the party obligated to pay. Banks which issue standby letters of credit to support the payment of principal and/or interest on PABs and IDBs are restricted as to the form the letter of credit may take, the total amount committed by standby letters of credit that may be issued on behalf of one person or affiliates thereof and will usually only have to fulfill their obligation when there is little chance of recovery against the defaulting account party. If, with respect to any security purchased by TAX-EXEMPT MONEY MARKET FUND, there is a guarantee or letter of credit supporting that security, the guarantee or letter of credit shall not be deemed to be a security issued by the guarantor; provided that the value of all securities issued or guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the total assets of the Fund. See "Taxes" for a discussion of special tax consequences to "substantial users," or persons related thereto, of facilities financed by PABs or IDBs.

      PUT BONDS. Each Fund may invest in put bonds. A "put bond" is a municipal bond that gives the holder the unconditional right to sell the bond back to the issuer at a specified price with interest and exercise date, which is typically well in advance of the bond's maturity date. Each Fund may invest in multi-modal put (or tender option) bonds. A tender option bond generally allows the underwriter or issuer, at its discretion over the life of the indenture, to convert the bond into one of several enumerated types of securities or "modes" upon 30 days' notice to holders. Within that 30 days, holders must either submit the existing security to the paying agent to receive the new security, or put back the security and receive principal and interest accrued up to that time. TAX-EXEMPT MONEY MARKET FUND will only invest in put bonds as to which it can exercise the put feature on not more than seven days' notice if there is no liquid secondary market available for these obligations. There is no assurance that an issuer of a put bond acquired by a Fund will be able to repurchase the bond on the exercise date, if the Fund chooses to exercise its right to put the bond back to the issuer.

      VARIABLE RATE DEMAND INSTRUMENTS. Each Fund may invest in variable rate demand instruments ("VRDIs"). VRDIs generally are revenue bonds, issued primarily by or on behalf of public authorities, and are not backed by the taxing power of the issuing authority. The interest on these instruments is adjusted at various intervals ranging from one day to six months, and the adjustments are based on market conditions. These instruments allow the holder to demand payment of all unpaid principal plus accrued interest from the issuer. The Funds will invest only in VRDIs that have a demand notice period of not more than seven calendar days in length. Usually, the Funds may also demand payment from a redemption agent. In either instance, the obligation to pay the holder upon demand is usually backed by a standby letter of credit issued by a commercial bank to support the obligation of the party which has the duty to pay upon demand. Issuers of VRDIs may have the right to prepay the outstanding principal and interest upon the instrument in their discretion with a notice period to the holder for prepayment by the issuer usually equal to that for the demand feature.

    Banks issuing standby letters of credit to support VRDIs receive a fee from or on behalf of the issuer to establish the credit and may charge other fees if the standby letter of credit is drawn upon. Such banks also enter into a reimbursement agreement whereby the issuer or the redemption agent agrees to reimburse the bank for any draw under the standby letter of credit. Such reimbursement agreement, however, in no way affects the obligation of the bank issuing the standby letter of credit, and payment of the Funds under a demand feature backed by a standby letter of credit is not conditioned upon the bank's likelihood of recovery under the reimbursement agreement. Consequently, the Adviser will monitor the quality of the bank issuing any standby letter of credit which supports the demand feature of any VRDI purchased by the Funds.

    VRDIs reduce the likelihood of changes in value in the obligations they represent as is typical with fixed rate instruments. As interest rates change, fixed rate instruments' values change as the market re-evaluates the price of the fixed rate of income in light of new market interest rates. If interest rates rise, the value of an existing fixed rate instrument may fail to provide a new purchaser with the effective market rate of income then prevailing. If interest rates fall, the value of such an instrument may rise for similar reasons. If interest rates change, the value of a VRDI should not change as much as a fixed rate obligation, to the extent rate adjustments on the variable rate instrument mirror the market. Therefore, the potential risk of capital depreciation is much lower on a VRDI than on a fixed rate obligation, although the potential for capital appreciation is also reduced. VRDIs are not comparable to long-term fixed-rate securities, and the rates on these instruments may be higher or lower than simultaneous market rates for fixed rate securities of similar quality and time to maturity.

    To determine time to maturity of VRDIs for the purpose of either the 397-day maturity maximum for all of the Funds' investments or for computing the Funds' dollar weighted average portfolio maturity, the maturity of the instrument is deemed to be the greater of (1) the notice period required before the Funds may receive payment under the demand feature of the instrument, or (2) the time remaining until the next interest rate adjustment on the instrument.

    PARTICIPATION INTERESTS. Each Fund may acquire any eligible Municipal Instrument in the form of a participation interest. Under such an arrangement, the Fund acquires as much as a 100% interest in a Municipal Instrument held by a bank or other financial institution at a negotiated yield to the Fund. Banks or other financial institutions may retain a fee, amounting to the excess of interest paid on an instrument over the negotiated yield to the fund, for issuing participation interests to the Fund. Each Fund will acquire written participation interests in Municipal Instruments only if they are issued by banks or other financial institutions which, in the opinion of the Fund's investment adviser, First Investors Management Co., Inc. ("FIMCO" or "Adviser"), present minimal credit risk to the Fund. Participation interests may be accompanied by a standby commitment by the bank or other financial institution to repurchase the participations at the option of the Fund. Each Fund purchases such a participation only if the issuer has a private letter ruling from the Internal Revenue Service ("IRS") or an opinion of its counsel that interest on the participation for which standby commitments have been issued is exempt from Federal income taxation. Participations that are not accompanied by a standby commitment may not be liquid assets. CASH MANAGEMENT FUND will only purchase participations accompanied by a standby commitment.

    RATING CHANGES. Following acquisition by a Fund, an instrument may no longer be rated or may have its rating changed to one that is unacceptable to the Fund. Either of these events will not necessarily cause the Fund to sell such instrument. Rather, the Adviser or the applicable Fund's Board of Directors, as appropriate, will consider the change or deletion of a rating in assessing whether or not the Fund should continue to hold such instrument. Unrated instruments purchased by a Fund will be re-evaluated periodically.

    REPURCHASE AGREEMENTS. A repurchase agreement essentially is a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price. The borrower simultaneously agrees to repurchase that same security at a higher price on a future date (which typically is the next business day). The difference between the purchase price and the repurchase price effectively constitutes the payment of interest. In a standard repurchase agreement, the securities which serve as collateral are transferred to a Fund's custodian bank. In a "tri-party" repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller. In a "quad-party" repurchase agreement, the Fund's custodian bank also is made a party to the agreement. Each Fund may enter into repurchase agreements with banks which are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements with more than one year in time to maturity. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. Each Fund will always receive, as collateral, securities whose market value, including accrued interest, which will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Neither Fund will enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of such Fund's net assets would be invested in such repurchase agreements and other illiquid investments.

    RESTRICTED SECURITIES AND ILLIQUID INVESTMENTS. Neither Fund will purchase or otherwise acquire any security if, as a result, more than 10% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy includes foreign issuers' unlisted securities with a limited trading market and repurchase agreements maturing in more than seven days. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the applicable Fund's Board of Directors or the Adviser has determined under Board-approved guidelines are liquid.

    Restricted securities which are illiquid may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Such securities include those that are subject to restrictions contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be subject to this 10% limit. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

    In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

    Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund might be unable to dispose of such securities promptly or at reasonable prices.

    STANDBY COMMITMENTS. Each Fund may acquire standby commitments from banks with respect to simultaneous purchases of Municipal Instruments for the Fund's portfolio. Under this arrangement, a bank agrees to buy a particular Municipal Instrument from a Fund at a specified price at the Fund's option. A standby commitment is similar to a put option for a particular Municipal Instrument in a Fund's portfolio. Standby commitments acquired by a Fund are not added to the computation of that Fund's net asset value. Standby commitments are subject to certain risk, including the issuer's ability to pay for the Municipal Instruments when a Fund decides to sell the Municipal Instrument for which it is issued and the lack of familiarity with standby commitments in the marketplace.

    The Funds' ability to exercise their rights under a standby commitment is unconditional, without any limitation whatsoever, and non-transferable. The Funds, however, are permitted to sell a Municipal Instrument covered by a standby commitment at any time and to any person.

    The Funds may pay a consideration to a bank for the issuance of a standby commitment if necessary and advisable. Such a consideration may take the form of either a payment in cash, or the payment of a higher price for Municipal Instruments covered by such a commitment. The effect of the payment of such consideration is to reduce the yield to maturity for the Municipal Instruments so covered. The total amount a Fund may pay as consideration in either manner, on an annual basis, of the issuance of standby commitments may not exceed 0.50% of that Fund's total assets.

    Standby commitments acquired by a Fund are not added to the computation of that Fund's net asset value and are valued at zero. When a Fund pays a consideration for the issuance of a standby commitment, the cost is treated as unrealized depreciation for the time it is held by the Fund. The dollar-weighted average maturity calculation for the Fund is not affected by standby commitments.

    In the absence of either a favorable ruling of the IRS, or opinion from the bond issuer's counsel, that the Interest on Municipal Instruments for which standby commitments have been issued is exempt from Federal income taxation, the Funds will not acquire standby commitments.

    TIME DEPOSITS. Each Fund may invest in time deposits. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. For the most part, time deposits that may be held by each Fund would not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

    U.S. GOVERNMENT SECURITIES. The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States or by the right of the issuer to borrow from the U.S. Treasury. In the case of securities not backed by full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which a Fund may invest that are not backed by the full faith and credit of the U.S. Government include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

    Securities which are backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. Treasury bills have maturities of one year or less; Treasury notes have maturities of one to ten years; Treasury bonds generally have maturities of greater than five years.

    VARIABLE RATE AND FLOATING RATE NOTES. Each Fund may invest in derivative variable rate and floating rate notes. Issuers of such notes include corporations, banks, broker-dealers and finance companies. Variable rate notes include master demand notes that are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

    The interest rate on a floating rate obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the right of the Fund to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. Each Fund will invest in obligations that are unrated only if the Adviser determines that, at the time of investment, the obligations are of comparable quality to the other obligations in which the Fund may invest. The Adviser, on behalf of each Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio.

    WHEN-ISSUED SECURITIES. When the TAX-EXEMPT MONEY MARKET FUND enters into a commitment to purchase securities on a when-issued or delayed delivery basis, delivery of, and payment for, the instruments occur up to 45 days after the Fund agrees to purchase the instruments. The purchase price to be paid by the Fund and the interest rate on the instruments to be purchased are both selected when the Fund agrees to purchase the securities "when-issued." The Fund is permitted to sell when-issued securities prior to issuance of such securities, but will not purchase such securities with that purpose intended. The Fund establishes a separate account on its books and records or with the custodian consisting of cash or liquid debt securities equal to the amount of the Fund's commitment and valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Fund's commitment, the Fund must deposit additional cash or qualified securities into the account until equal to the value of the Fund's commitment. When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of other Municipal Instruments, and, if necessary, from sale of the when-issued securities themselves, although this is not ordinarily expected.

                             INVESTMENT RESTRICTIONS

    The investment restrictions set forth below have been adopted by the respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security.

    CASH MANAGEMENT FUND.  CASH MANAGEMENT FUND will not:

    (1) Pledge assets, except that the Fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings.

    (2) Make loans, except by purchase of debt obligations and through repurchase agreements, provided, however, that repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's net assets (taken at current value).

    (3) Invest more than 25% of the Fund's total assets (taken at current value) in the obligations of one or more issuers having their principal business activities in the same industry; provided, however, that the Fund may invest more than 25% of its total assets in the obligations of domestic banks.

    (4) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

    (5) Purchase securities on margin (but the Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities).

    (6) Make short sales of securities unless at all times while a short position is open the Fund maintains a long position in the same security in an amount at least equal thereto.

    (7)  Write or purchase any put or call options.

    (8) Borrow money, except as a temporary or emergency measure (not for leveraging or investment) in an amount not to exceed 5% of the value of its assets.

    (9) Purchase the securities of a company if such purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in securities of companies, which, including predecessors, have a record of less than three years' continuous operation.

   (10) Purchase the securities of other investment companies or investment trusts.

   (11) Purchase or retain any securities of another issuer if persons affiliated with the Fund or its Adviser owning individually more than one-half of one percent of said issuer's outstanding stock own, in the aggregate, more than five percent of said issuer's outstanding stock.

   (12) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

   (13)  Invest  in  companies  for  the   purpose  of  exercising   control  or
management.

   (14)  Issue senior securities.

   (15) Buy or sell real estate, commodities, or commodity contracts (unless acquired as a result of ownership of securities) or interests in oil, gas or mineral exploration.

    The Fund has adopted the following non-fundamental investment restrictions which may be changed without shareholder approval:

    (1) The Fund will not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors, or the Fund's investment adviser acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933, Act or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

    (2) Notwithstanding fundamental investment restriction (1) above, the Fund will not pledge its assets in excess of an amount equal to 10% of its net assets.

    (3) Notwithstanding fundamental investment restriction (4) above, with respect to 100% of its total assets, the Fund will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the Funds total assets would be invested in the securities of that issuer.

    TAX-EXEMPT MONEY MARKET FUND.  TAX-EXEMPT MONEY MARKET FUND will not:

    (1) Borrow money, except as a temporary or emergency measure (not for leveraging or investment) in an amount not to exceed 5% of the value of its assets.

    (2) Pledge assets, except that the Fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with paragraph (1) above.

    (3) Make loans, except by purchase of debt obligations and through repurchase agreements; provided, however, that repurchase agreements maturing in more than seven days, along with all illiquid assets, will not exceed 10% of the Fund's total assets (taken at current value).

    (4) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) if, as a result thereof, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the voting securities of that issuer. The Fund will not invest in securities such that any one bank's letters of credit support more than 10% of the Fund's total assets.

    (5) Invest more than 25% of the Fund's total assets (taken at current value) in the obligations of one or more issuers having their principal business activities in the same industry.

    (6) Purchase securities on margin (but the Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities).

    (7)  Make short sales of securities.

    (8)  Write or purchase any put or call options, except stand-by commitments.

    (9) Knowingly purchase a security which is subject to legal or contractual restrictions on resale or for which there is no readily available market.

   (10) Purchase the securities of other investment companies or investment trusts, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

   (11) Purchase the securities of a company if such purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in securities of companies which, including predecessors, have a record of less than three years' continuous operation.

   (12) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

   (13) Purchase or retain any securities of another issuer if persons affiliated with the Fund or its Adviser or management owning, individually, more than one-half of one percent of said issuer's outstanding stock (or securities convertible into stock) own, in the aggregate, more than 5% of said issuer's outstanding stock (or securities convertible into stock).

   (14)  Invest  in  companies  for  the  purpose  of   exercising   control  or
management.

   (15)  Issue senior securities.

   (16) Buy or sell real estate, commodities or commodity contracts (unless acquired as a result of ownership of securities) or interest in oil, gas or mineral explorations, provided, however, the Fund may invest in Municipal Instruments secured by real estate or interests in real estate.

    The Fund has adopted the following non-fundamental restrictions which may be changed without shareholder approval:

    (1) Notwithstanding fundamental investment restriction (2) above, the Fund will not pledge its assets in excess of an amount equal to 10% of its net assets.

    (2) Notwithstanding fundamental investment restriction (4) above, with respect to 100% of its total assets, the Fund will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the Funds total assets would be invested in the securities of that issuer.

    (3) Notwithstanding fundamental investment restriction (16) above, the Fund will not invest in real estate limited partnership interests or in interests in real estate investment trusts that are not readily marketable.

                             DIRECTORS AND OFFICERS

    The following table lists the Directors and executive officers of the Funds, their business address and principal occupations during the past five years. Unless otherwise noted, an individual's business address is 95 Wall Street, New York, New York 10005.

JAMES J. COY (84),  Emeritus  Director,  90 Buell Lane, East Hampton,  NY 11937.
Retired;  formerly  Senior  Vice  President,   James  Talcott,  Inc.  (financial
institution).

GLENN O. HEAD*+ (73), President and Director. Chairman of the Board and Director, Administrative Data Management Corp. ("ADM"), FIMCO, Executive Investors Management Company, Inc. ("EIMCO"), First Investors Corporation
("FIC"), Executive Investors Corporation ("EIC") and First Investors Consolidated Corporation ("FICC").

KATHRYN S. HEAD*+ (43), Director, 581 Main Street, Woodbridge, NJ 07095. President and Director, FICC, ADM and FIMCO; Vice President and Director, FIC and EIC; President EIMCO; Chairman, President and Director, First Financial Savings Bank, S.L.A.

LARRY R. LAVOIE* (51) Director. Assistant Secretary, ADM, EIC, EIMCO, FICC, and FIMCO; Secretary and General Counsel, FIC.

REX R. REED** (76), Director, 259 Governors Drive, Kiawah Island, SC 29455. Retired; formerly Senior Vice President, American Telephone & Telegraph Company.

HERBERT  RUBINSTEIN**  (77),  Director,   695  Charolais  Circle,   Edwards,  CO
81632-1136. Retired; formerly President, Belvac International Industries, Ltd. and President, Central Dental Supply.

NANCY SCHAENEN** (67), Director, 56 Midwood Terrace, Madison, NJ 07940. Trustee, Drew University and DePauw University.

JAMES M. SRYGLEY** (66), Director, 33 Hampton Road, Chatham, NJ 07982. Principal, Hampton Properties, Inc. (property investment company).

JOHN T. SULLIVAN* (66), Director and Chairman of the Board; Director, FIMCO, FIC, FICC and ADM; Of Counsel, Hawkins, Delafield & Wood, Attorneys.

ROBERT F. WENTWORTH** (69), Director, RR1, Box 217, Upland Downs Road, Manchester Center, VT 05255. Retired; formerly financial and planning executive with American Telephone & Telegraph Company.

JOSEPH I. BENEDEK (41), Treasurer and Principal Accounting Officer, 581 Main Street, Woodbridge, NJ 07095. Treasurer, FIC, FIMCO, EIMCO and EIC; Comptroller and Treasurer, FICC.

CONCETTA DURSO (63), Vice President and Secretary. Vice President, FIMCO, EIMCO and ADM; Assistant Vice President and Assistant Secretary, FIC and EIC.

MICHAEL J. O'KEEFE (32), Vice President. Portfolio Manager from December 1995; Assistant Portfolio Manager from 1985-1995.


------------------------

* These Directors may be deemed to be "interested persons," as defined in the 1940 Act.
**  These Directors are members of the Board's Audit Committee.
+   Mr. Glenn O. Head and Ms. Kathryn S. Head are father and daughter.

    The Directors and officers, as a group, owned less than 1% of the shares of either Fund.

    All of the officers and Directors, except for Mr. O'Keefe, hold identical or similar positions with 14 other registered investment companies in the First Investors Family of Funds. Mr. Head is also an officer and/or Director of First Investors Asset Management Company, Inc., First Investors Credit Funding Corporation, First Investors Leverage Corporation, First Investors Realty Company, Inc., First Investors Resources, Inc., N.A.K. Realty Corporation, Real Property Development Corporation, Route 33 Realty Corporation, First Investors Life Insurance Company, First Financial Savings Bank, S.L.A., First Investors Credit Corporation and School Financial Management Services, Inc. Ms. Head is also an officer and/or Director of First Investors Life Insurance Company, First Investors Credit Corporation, School Financial Management Services, Inc., First Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, First Investors Leverage Corporation and Route 33 Realty Corporation.

    The following table lists compensation paid to the Directors of CASH MANAGEMENT FUND AND TAX-EXEMPT MONEY MARKET FUND for the fiscal year ended December 31, 1998.




                                AGGREGATE         AGGREGATE
                                COMPENSATION      COMPENSATION       TOTAL COMPENSATION
                                FROM CASH         FROM TAX-EXEMPT    FROM FIRST INVESTORS
                                MANAGEMENT        MONEY MARKET       FAMILY OF FUNDS PAID
DIRECTOR                        FUND*             FUND*              TO DIRECTOR++
--------                        ----------        ---------------    --------------------

James J. Coy**                       $-0-              $-0-                  $-0-
Roger L. Grayson***                  $-0-              $-0-                  $-0-
Glenn O. Head                        $-0-              $-0-                  $-0-
Kathryn S. Head                      $-0-              $-0-                  $-0-
Larry R. Lavoie+                     $-0-              $-0-                  $-0-
Rex R. Reed                        $1,800              $60               $20,045
Herbert Rubinstein                 $1,800              $60               $20,045
James M. Srygley                   $1,800              $60               $20,045
John T. Sullivan                     $-0-              $-0-                  $-0-
Robert F. Wentworth                $1,800              $60               $20,045
Nancy Schaenen(1)                  $1,650              $55               $18,350



*   Compensation  to  officers  and  interested  Directors  of the Funds is paid by the
    Adviser.

**  On  March  27,  1997,  Mr.  Coy  resigned  as a  Director  of the  Funds.  Mr.  Coy currently serves as an Emeritus Director.  Mr. Coy is paid by the Adviser.

*** On August 20, 1998, Mr. Grayson resigned as a Director of the Funds.
+   On  September  17, 1998,  Mr.  Lavoie was elected by the Board of Directors to serve as Director.
++  The First Investors Family of Funds consists of 15 separate  registered  investment companies.

(1) The dollar  compensation  shown for Ms.  Schaenen is lower than that for the other
    Directors  because Ms.  Schaenen was absent from one Board Meeting and did not receive compensation for that Board Meeting.




                                   MANAGEMENT

    Investment advisory services to each Fund are provided by First Investors Management Company, Inc. pursuant to separate Investment Advisory Agreements (each, an "Advisory Agreement") dated June 13, 1994. Each Advisory Agreement was approved by the Board of Directors of the applicable Fund, including a majority of the Directors who are not parties to such Fund's Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party ("Independent Directors"), in person at a meeting called for such purpose and by a majority of the public shareholders of the applicable Fund. The Board of Directors is responsible for overseeing the management of the Funds.

    Pursuant to each Advisory Agreement, FIMCO shall supervise and manage each Fund's investments, determine each Fund's portfolio transactions and supervise all aspects of each Fund's operations, subject to review by the applicable Fund's Directors. Each Advisory Agreement also provides that FIMCO shall provide the applicable Fund with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of such Fund and assume certain expenses thereof, other than obligations or liabilities of such Fund. Each Advisory Agreement may be terminated at any time without penalty by the applicable Fund's Directors or by a majority of the outstanding voting securities of such Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act). Each Advisory Agreement also provides that it will continue in effect, with respect to the applicable Fund, for a period of more than two years only if such continuance is approved annually either by such Fund's Directors or by a majority of the outstanding voting securities of such Fund, and, in either case, by a vote of a majority of such Fund's Independent Directors voting in person at a meeting called for the purpose of voting on such approval.

    Under each Advisory Agreement, each Fund pays the Adviser an annual fee, payable monthly, of 0.50% of its average daily net assets.

    For the fiscal years ended December 31, 1996, 1997 and 1998, CASH MANAGEMENT FUND paid $625,485, $669,184 and $748,196, respectively, in advisory fees. For the fiscal years ended December 31, 1996, 1997 and 1998, TAX-EXEMPT MONEY MARKET FUND paid $123,037and $105,807 and $87,754, respectively, in advisory fees. For the fiscal year ended December 31, 1997, the Adviser voluntarily assumed expenses for CASH MANAGEMENT FUND and TAX-EXEMPT MONEY MARKET FUND in the amounts of $379,265 and $57,762, respectively. For the fiscal year ended December 31, 1998, the Adviser voluntarily assumed expenses for CASH MANAGEMENT FUND and TAX EXEMPT MONEY MARKET FUND in the amount of $323,850 and $47,827, respectively.

    Each Fund bears all expenses of its operations other than those incurred by the Adviser or the Underwriter under the terms of its advisory or underwriting agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; and proxy and shareholder meeting expenses.

    The Adviser has an Investment Committee composed of Dennis T. Fitzpatrick, George V. Ganter, Richard Guinnessey, David Hanover, Glenn O. Head, Kathryn S. Head, Nancy W. Jones, Michael O'Keefe, Patricia D. Poitra, Clark D. Wagner and Matthew Wright. The Committee usually meets weekly to discuss the composition of the portfolio of each Fund and to review additions to and deletions from the portfolios.

    First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of First Investors Corporation and the Funds' transfer agent. Mr. Glenn O. Head controls FICC and, therefore, controls the Adviser.

                                   UNDERWRITER

    Each Fund has entered into an Underwriting Agreement ("Underwriting Agreement") with First Investors Corporation ("Underwriter" or "FIC") which requires the Underwriter to use its best efforts to sell shares of the Funds. Each Underwriting Agreement was approved by the applicable Fund's Board of Directors, including a majority of the Independent Directors. Each Underwriting Agreement provides that it will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the applicable Fund's Board of Directors or by a vote of a majority of the outstanding voting securities of such Fund, and in either case by the vote of a majority of such Fund's Independent Directors, voting in person at a meeting called for the purpose of voting on such approval. Each Underwriting Agreement will terminate automatically in the event of its assignment.

                               DISTRIBUTION PLANS

    As stated in each Fund's Prospectus, pursuant to a separate plan of distribution for Class B shares adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act ("Class B Plan"), each Fund may compensate the Underwriter for certain expenses incurred in the distribution of that Fund's Class B shares and the servicing or maintenance of existing Fund Class B shareholder accounts. Each Fund has adopted a distribution plan for its Class A and Class B shares, except for CASH MANAGEMENT FUND which has adopted a Class B Plan only. Each Class B Plan is a compensation plan. The TAX-EXEMPT MONEY MARKET FUND Class A Plan is a defensive plan.

    Each Class B Plan was approved by the applicable Fund's Board of Directors, including a majority of the Independent Directors, and by a majority of the outstanding Class B voting securities of such Fund. Each Class B Plan will continue in effect from year to year as long as its continuance is approved annually by either the applicable Fund's Board of Directors or by a vote of a majority of the outstanding Class B voting securities of such Fund. In either case, to continue, each Class B Plan must be approved by the vote of a majority of the Independent Directors of the applicable Fund. Each Fund's Board reviews quarterly and annually a written report provided by the Treasurer of the amounts expended under the each Class B Plan and the purposes for which such expenditures were made. While each Class B Plan is in effect, the selection and nomination of the applicable Fund's Independent Directors will be committed to the discretion of such Independent Directors then in office.

    In adopting each Class B Plan, the Board of Directors of each Fund considered all relevant information and determined that there is a reasonable likelihood that each Class B Plan will benefit each Fund and their Class B shareholders. The Board of Directors of each Fund believes that amounts spent pursuant to each Class B Plan have assisted each Fund in providing ongoing servicing to shareholders, in competing with other providers of financial services and in promoting sales, thereby increasing the net assets of each Fund.

    Each Class B Plan can be terminated at any time by a vote of a majority of the applicable Fund's Independent Directors or by a vote of a majority of the outstanding Class B voting securities of such Fund. Any change to the Class B Plan that would materially increase the costs to that class of shares of a Fund may not be instituted without the approval of the outstanding Class B voting securities of such Fund. Such changes also require approval by a majority of the applicable Fund's Independent Directors.

    In reporting amounts expended under the Class B Plans to the Directors, FIMCO will allocate expenses attributable to the sale of each class of a Fund's shares to such class based on the ratio of sales of such class to the sales of both classes of shares. The fees paid by a Fund's Class B shares will not be used to subsidize the sale of any other class of the Fund's shares.

    For the fiscal year ending December 31, 1998, CASH MANAGEMENT FUND and TAX-EXEMPT MONEY MARKET FUND paid $5,878 and $24, respectively, in fees pursuant to their respective Class B Plan, all of which was paid as compensation to sales personnel as distribution fees.

    TAX-EXEMPT MONEY MARKET FUND has adopted a so-called "defensive" plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act ("Class A Plan"). No fees are paid by the Fund under this Plan. The Underwriter of the Fund may, at its discretion, pay a fee to certain Dealers for distribution services and administrative support services. These fees (if any) are covered by the Plan only if they are deemed to be paid indirectly by the Fund. The services covered by the defensive Class A Plan may include, but shall not be limited to, providing office space, equipment, telephone facilities and various personnel including clerical, supervisory and possibly computer, as is necessary or beneficial to establish and maintain Class A shareholder accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations and addresses and providing such other services as the Fund may reasonably request. The schedules of fees (if any) and the basis upon which such fees will be paid is determined from time to time by the Underwriter.

    The Underwriter has the right to select, in its sole discretion, Dealers to participate in the Class A Plan and has the right to terminate with or without cause and in its sole discretion any agreement with a Dealer. Any agreement may be terminated, without penalty, at any time, by a vote of a majority of the Independent Directors upon not more than 60 days' written notice to any Dealer, or by vote of a majority of the outstanding Class A voting securities of TAX-EXEMPT MONEY MARKET FUND, or upon notice by the Underwriter.

    The Class A Plan was adopted by TAX-EXEMPT MONEY MARKET FUND'S Directors, including a majority of the Independent Directors. In adopting the Class A Plan, the Fund's Board considered all relevant information and determined that there is a reasonable likelihood that the Class A Plan will benefit TAX-EXEMPT MONEY MARKET FUND and its shareholders.

    The Class A Plan will continue in effect from year to year as long as its continuance is approved annually by either TAX-EXEMPT MONEY MARKET FUND'S Board of Directors or by a vote of a majority of the outstanding Class A voting securities of the Fund. In either case, to continue, the Class A Plan must be approved by the vote of a majority of the Independent Directors. The Board reviews promptly after the end of each fiscal quarter and fiscal year, a written report provided by the Treasurer of the amounts expended under the Class A Plan and the purposes for which such expenditures were made. While the Class A Plan is in effect, the selection and nomination of the Independent Directors of TAX-EXEMPT MONEY MARKET FUND will be committed to the discretion of such Independent Directors then in office.

    The Class A Plan can be terminated at any time by a vote of a majority of the Independent Directors or by a vote of a majority of the outstanding Class A voting securities of the Fund. Any material change to the Class A Plan or any change that would materially increase the costs to the Class A shareholders of the Fund may not be instituted without the approval of the outstanding Class A voting securities of the Fund. Such changes also require approval by a majority of the Fund's Independent Directors.

                        DETERMINATION OF NET ASSET VALUE

    Each Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. To use amortized cost to value its portfolio securities, a Fund must adhere to certain conditions under that Rule relating to the Fund's investments, some of which are discussed in the Prospectuses. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In the event that a large number of redemptions take place at a time when interest rates have increased, a Fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

    The Board of Directors of each Fund has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for any Fund, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each Fund maintains a dollar weighted average portfolio maturity of 90 days or less and does not purchase any instrument with a remaining maturity greater than 13 months, limits portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality and that the Directors determine present minimal credit risks as advised by the Adviser, and complies with certain reporting and recordkeeping procedures. There is no assurance that a constant net asset value per share will be maintained. In the event amortized cost ceases to represent fair value per share, the Board will take appropriate action.

    Each Fund's Board of Directors may suspend the determination of the applicable Fund's net asset value for the whole or any part of any period (1) during which trading on the New York Stock Exchange ("NYSE") is restricted as determined by the Securities and Exchange Commission ("SEC") or the NYSE is closed for other than weekend and holiday closings, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets, or (3) for such other period as the SEC has by order permitted.

      EMERGENCY PRICING PROCEDURES. In the event that the Funds must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency ("Emergency Closed Day"), the Funds will apply the following procedures:

      1. The Funds will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing. The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

      2. For purposes of paragraph 1, an order will be deemed to have been received by the Funds on an Emergency Closed Day, even if neither the Funds nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

            (a) In the case of a mail order the order will be considered received by a Fund when the postal service has delivered it to FIC's Woodbridge offices prior to the close of regular trading on the NYSE; and

            (b) In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE.

      3. If the Funds are unable to segregate orders received on the Emergency Closed Day from those received on the next day the Funds are open for business, the Funds may give all orders the next price calculated after operations resume.

      4. Notwithstanding the foregoing, on business days in which the NYSE is not open for regular trading, the Funds may determine not to price their portfolio securities if such prices would lead to a distortion of the NAV, for the Funds and their shareholders.

                      ALLOCATION OF PORTFOLIO TRANSACTIONS

      The Adviser may purchase or sell portfolio securities on behalf of the Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions, however the price paid for the security may include an undisclosed dealer commission or "mark-up" or selling concessions. The Adviser normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Adviser may purchase certain money market instruments directly from an issuer without paying commissions or discounts. The Adviser may also purchase securities traded in the OTC market. As a general practice, OTC securities are usually purchased from market makers without paying commissions, although the price of the security usually will include undisclosed compensation. However, when it is advantageous to the Fund the Adviser may utilize a broker to purchase OTC securities and pay a commission.

      In purchasing and selling portfolio securities on behalf of the Fund, the Adviser will seek to obtain best execution. The Fund may pay more than the lowest available commission in return for brokerage and research services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities, reports and analysis concerning issuers and their creditworthiness, and Lipper's Directors' Analytical Data concerning Fund performance and fees. The Adviser generally uses the research and other services to service all the funds in the First Investors Family of Funds, rather than the particular Funds whose commissions may pay for research or other services. In other words, a Fund's brokerage may be used to pay for a research service that is used in managing another Fund within the First Investors Fund Family. The Lipper's Directors' Analytical Data is used by the Adviser and the Fund Board to analyze a fund's performance relative to other comparable funds.

      In selecting the broker-dealers to execute the Fund's portfolio transactions, the Adviser may consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the trading characteristics of the security involved, the difficulty in executing the order, the research and other services provided, the expertise, reputation and reliability of the broker-dealer, access to new offerings, and other factors bearing upon the quality of the execution. The Adviser does not place portfolio orders with an affiliated broker, or allocate brokerage commission business to any broker-dealer for distributing fund shares. Moreover, no broker-dealer affiliated with the Adviser participates in commissions generated by portfolio orders placed on behalf of the Fund.

      The Adviser may combine transaction orders placed on behalf of a Fund and any other fund in the First Investors Group of Funds, any Fund of Executive Investors Trust and First Investors Life Insurance Company, affiliates of the Funds for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price; and where appropriate, securities purchased or sold may be allocated in accordance with written procedures approved by the Board of Directors.

                     PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

    Information regarding the purchase, redemption and exchange of fund shares is contained in the Shareholder Manual, a separate section of the SAI that is a distinct document and may be obtained free of charge by contacting your Fund.

    REDEMPTIONS-IN-KIND. If each Fund's Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of securities from the portfolio of the Fund. If shares are redeemed in kind, the redeeming shareholder will likely incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities for this purpose is described under "Determination of Net Asset Value."

    SUPER CHECKING PROGRAM. Class A shareholders may establish Super Checking. Super Checking links your Fund account with a non-interest bearing checking account at First Financial Savings Bank, S.L.A. ("FFS"), an affiliate of the Funds. Each day, the Fund automatically "sweeps," or transfers, funds to your FFS account to cover your withdrawals, in increments of $100 ($1,000 for Business Super Checking) to maintain a balance of $1,000 ($3,000 for Business

Super Checking). FFS will accept deposits into the FFS account only by an electronic direct deposit, a federal funds wire transfer or by "sweep" from your Fund account. You will receive a consolidated monthly reconciliation statement summarizing all transactions. The Federal Deposit Insurance Corporation ("FDIC") insures your funds in your FFS account up to $100,000. SHARES OF YOUR FUND ARE NOT INSURED BY THE FDIC, ARE NOT OBLIGATIONS OF OR GUARANTEED BY FFS, AND ARE SUBJECT TO RISK OF LOSS OF PRINCIPAL. For more information on the Super Checking Program, see the Super Checking Account and Sweep Agreement or call FFS at 1-800-304-7748.

    DRAFT CHECK REDEMPTION PRIVILEGE. You may obtain checks for non-retirement Fund accounts ("Draft Checks"). Draft Checks may be written for a minimum of $500. Dividends are earned on Fund shares until a Draft Check clears. You are subject to the rules and regulations of the Custodian covering checking accounts. Neither the Funds nor the Custodian charges you for the use of such Draft Checks. On presentation of a Draft Check to the Custodian for payment, the Fund determines that a sufficient number of full and fractional shares are available in your account to cover the amount of the Draft Check. Shares are considered available after a fifteen day clearing period. The Funds return all cancelled checks to you once a month. Neither the Fund nor the Custodian can certify or directly cash Draft Checks. Any "stop payment" requests must be directed to the Transfer Agent and not to the Custodian. However, there is no guarantee that a "stop payment" request will stop the payment of a Draft Check. You cannot use the Draft Check Redemption Privilege for the redemption of shares for which certificates have been issued, for redemptions from retirement accounts or for redemptions of shares which are subject to a contingent deferred sales charge ("CDSC"). A CDSC may be imposed on the redemption of Fund shares acquired through an exchange of Class A shares from another Eligible Fund which were originally purchased at net asset value. Because each Fund accrues dividends on a daily basis, you may not redeem your Fund account in its entirety by the use of the Draft Check Redemption Privilege. The Draft Check Redemption Privilege is not available for Super Checking.

    It is your responsibility to be certain that sufficient shares are in your account and available to cover the amount of the Draft Check since, if there are insufficient shares, the Draft Check will be returned through banking channels marked "insufficient funds." It is also your responsibility to ensure that such Draft Checks are not made available to unauthorized individuals and to promptly notify the Funds of any lost or stolen Draft Checks. Either the funds or the Custodian may at any time amend or terminate the Draft Check Redemption Privilege. The Funds bear all expenses relating to this Draft Check Redemption Privilege.

                                      TAXES

GENERAL

    In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), a Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain, if any) plus, in the case of TAX-EXEMPT MONEY MARKET FUND, its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or certain other income derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets; and (3) at the close of each quarter of the Fund's taxable year, not more than

25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer. If either Fund failed to qualify for treatment as a RIC for any taxable year,
(1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" (SEE below), as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

    Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

    Dividends declared by a Fund in December of any year and payable to shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders on December 31 if the dividends are paid by the Fund during the following January. Accordingly, those dividends will be reported to shareholders of TAX-EXEMPT MONEY MARKET FUND and taxed to shareholders of CASH MANAGEMENT FUND for the year in which that December 31 falls.

TAX-EXEMPT MONEY MARKET FUND

    Dividends paid by TAX-EXEMPT MONEY MARKET FUND will qualify as "exempt-interest dividends," and as such will be excludable from gross income by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a). The Fund intends to continue to satisfy this requirement. The aggregate exempt-interest dividends may not exceed the Fund's net tax-exempt income. Shareholders' treatment of dividends from the Fund under local and state income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax adviser concerning this matter.

    Tax-exempt interest attributable to certain PABs (including, to the extent TAX-EXEMPT MONEY MARKET FUND receives interest on those bonds, a proportionate part of the exempt-interest dividends it pays) is a Tax Preference Item. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the Federal alternative minimum tax without regard to whether the Fund's tax-exempt interest is attributable to those bonds. Entities or other persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs or IDBs should consult their tax advisers before purchasing shares of the Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from Federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

    Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose modified adjusted gross income (including income from tax-exempt sources such as the TAX-EXEMPT MONEY MARKET
FUND) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

    If TAX-EXEMPT MONEY MARKET FUND invests in any instruments that generate taxable income, under the circumstances described in its Prospectus, distributions of the interest earned thereon will be taxable to the Fund's shareholders as ordinary income to the extent of its earnings and profits. Moreover, if the Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders. There also may be collateral Federal income tax consequences regarding the receipt of tax-exempt dividends by shareholders such as S corporations, financial institutions and property and casualty insurance companies. A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of the Fund.

                             PERFORMANCE INFORMATION

    The Funds provide current yield quotations based on their daily dividends. Each Fund declares dividends daily and pays dividends monthly from net investment income.

    For purposes of current yield quotations, dividends per share for a seven-day period are annualized (using a 365-day year basis) and divided by the Fund's average net asset value per share for the seven-day period. The current yield quoted will be for a recent seven day period. Current yields will fluctuate from time to time and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Current yield information is useful in reviewing a Fund's performance but, because current yield will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments which may pay a fixed yield for a stated period of time, or other investment companies, which may use a different method of calculating yield.

    In addition to providing current yield quotations, each Fund provides effective yield quotations for a base period return of seven days. The Funds may also advertise yield for periods other than seven days, such as thirty days or twelve months. In such cases, the formula for calculating seven-day effective yield will be used, except that the base period will be thirty days or 365 days rather than seven days. An effective yield quotation is determined by a formula that requires the compounding of the unannualized base period return.
Compounding is computed by adding 1 to the annualized base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

    The following is an example, for purposes of illustration only, of the current and effective yield (and for TAX-EXEMPT MONEY MARKET FUND, the tax-equivalent yield) calculation for Class A and Class B shares for the seven day period ended December 31, 1998.


                                                                                          TAX-EXEMPT MONEY
                                                     CASH MANAGEMENT FUND                     MARKET FUND
                                                     --------------------                 -----------------
                                                  CLASS A           CLASS B           CLASS A          CLASS B
                                                  SHARES            SHARES            SHARES           SHARES
                                                  ------            ------            ------           ------

Dividends per share from net investment
income (seven calendar days ended
December 31, 1998) (Base Period)              $0.000864181      $0.000720351      $0.000558263     $0.000434896

Annualized (365 day basis)*                   $0.045060863      $0.037561157      $0.029109425     $0.022676720

Average net asset value per share of the
seven calendar days ended December 31,
1998                                          $1.00             $1.00             $1.00            $1.00

Annualized historical yield per share for
the seven calendar days ended
December 31, 1998                             4.51%             3.76%             2.91%            2.27%

Effective Yield**                             4.60%             3.82%             2.95%            2.29%

Tax Equivalent Yield***                       N/A               N/A               4.10%            3.18%

Weighted average life to maturity of the portfolio on December 31, 1998 as 69 days for CASH MANAGEMENT FUND and 55 days for TAX-EXEMPT MONEY MARKET FUND


-------------------------

*        This represents the average of annualized net investment income per share for the seven calendar days ended December 31, 1998.
                                                  365
**       Effective Yield = [(Base Period Return+1)   /7] - 1
***      Tax  Equivalent  Yield = (Effective  Yield/(1-Tax  Rate).  For the purpose of this  illustration,  the tax rate was assumed to be 28%.  The maximum Federal tax rate during this period was 39.6%.



    The Funds may include in advertisements and sales literature information, examples and statistics to illustrate the effect of compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated period of time resulting from the payment of dividends in additional Fund shares. Examples for the CASH MANAGEMENT FUND may also include hypothetical returns comparing taxable versus tax-deferred growth which would pertain to an IRA, Code section 403(b) or other qualified retirement program. The examples used are for illustrative purposes only and are not representations by a Fund of past or future yield or return. Examples of typical graphs and charts depicting such historical performances, compounding and hypothetical returns are included in Appendix D.

    From time to time, in reports and promotional literature, each Fund may compare its performance to, or cite the historical performance of the relevant Donoghue's Money Fund Average, a published statistic indicating the performance of money market mutual funds, and the Bank Rate Monitor Index, a published statistic indicating a composite interest rate available through banks on their money market deposit accounts. Additionally, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES, CHANGING TIMES, FORTUNE, etc., may also be used. Quotations from articles appearing in daily newspaper publications such as THE NEW YORK TIMES, THE WALL STREET JOURNAL and THE NEW YORK DAILY NEWS may be cited.

                               GENERAL INFORMATION

    ORGANIZATION. CASH MANAGEMENT FUND and TAX-EXEMPT MONEY MARKET FUND were incorporated in the state of Maryland on July 17, 1978 and March 11, 1983, respectively. Each Fund's authorized capital stock consists of 5 billion shares of common stock, all of one series, with a par value per share of $0.01. Each Fund is authorized to issue shares of common stock in such separate and distinct series and classes of series as the particular Fund's Board of Directors shall from time to time establish. The shares of common stock of each Fund are presently divided into two classes, designated Class A shares and Class B shares. The Funds do not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of a Fund's outstanding shares, the Fund's Board of Directors will call a special meeting of shareholders for any purpose, including the removal of Directors. Each share of each Fund has equal voting rights except as noted above.

    CUSTODIAN. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund.

    AUDITS AND REPORTS. The accounts of each Fund are audited twice a year by Tait, Weller & Baker, independent certified public accountants, 8 Penn Center Plaza, Philadelphia, PA 19103. Shareholders of each Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.

    LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036 serves as counsel to each Fund.

    TRANSFER AGENT. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of FIMCO and FIC, acts as transfer agent for the Funds and as redemption agent for regular redemptions. The fees charged to each Fund by the Transfer Agent are $5.00 to open an account; $3.00 for each certificate issued; $.75 per account per month; $10.00 for each legal transfer of shares; $.45 per account per dividend declared; $5.00 for each exchange of shares into a Fund; $5.00 for each partial withdrawal or complete liquidation; $4.00 for each shareholder services call; $20.00 for each item of correspondence; and $1.00 per account per report required by any governmental authority. Additional fees charged to the Funds by the Transfer Agent are assumed by the Underwriter. The Transfer Agent reserves the right to change the fees on prior notice to the Funds. Upon request from shareholders, the Transfer Agent will provide an account history. For account histories covering the most recent three year period, there is no charge. The Transfer Agent charges a $5.00 administrative fee for each account history covering the period 1983 through 1994 and $10.00 per year for each account history covering the period 1974 through 1982. Account histories prior to 1974 will not be provided. If any communication from the Transfer Agent to a shareholder is returned from the U.S. Postal Service marked as "Undeliverable" two consecutive times, the Transfer Agent will cease sending any further materials to the shareholder until the
Transfer Agent is provided with a correct address. Efforts to locate a shareholder will be conducted in accordance with SEC rules and regulations prior to escheatment of funds to the appropriate state treasury. The Transfer Agent may deduct the costs of its efforts to locate a shareholder from the shareholder's account. These costs may include a percentage of the account if a search company charges such a fee in exchange for its location services. The Transfer Agent is not responsible for any fees that states and/or their representatives may charge for processing the return of funds to investors whose funds have been escheated. The Transfer Agent's telephone number is 1-800-423-4026.

      5% SHAREHOLDERS. As of March 31, 1999 the following owned of record or beneficially 5% or more of the outstanding Class A shares of the Fund listed below:

FUND                        % OF SHARES     SHAREHOLDER
----                        -----------     -----------
CASH MANAGEMENT                   5.0       First Investors Corporation
                                            95 Wall Street
                                            New York, NY  10005

                                  9.4       First Investors  Management
                                            Company, Inc.
                                            95 Wall Street
                                            New York, NY  10005

      As of March 31, 1999, the following owned of record or beneficially 5% or more of the outstanding Class B shares of the Fund listed below:

FUND                        % OF SHARES     SHAREHOLDER
----                        -----------     -----------
CASH MANAGEMENT                   7.0       Mc Kinnon B. Huggins
                                            32 East 92nd Street
                                            Brooklyn, NY 11212

                                  8.2       Robert P. Chartrand
                                            637 71 Street
                                            Brooklyn, NY 11209

                                  5.3       John D. Kerr
                                            201 Harris Street
                                            Box 355
                                            Newport, OH 45768

                                 11.5       Don D. Stark
                                            PO Box 89
                                            Riverside, TX 77367

                                 13.4       Dean Deuster
                                            9004 Kerrydale Ct.
                                            Springfield, VA 22152

    As of March 31, 1999, First Investors Management Company, Inc. owned of record or beneficially 100% of the outstanding Class B shares of TAX-EXEMPT MONEY MARKET FUND.

    TRADING BY PORTFOLIO MANAGERS AND OTHER ACCESS PERSONS. Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Funds and the Adviser have adopted Codes of Ethics restricting personal securities trading by portfolio managers and other access persons of the Funds. Among other things, such persons, except the Directors: (a) must have all non-exempt trades pre-cleared;
(b) are restricted from short-term trading; (c) must provide duplicate statements and transactions confirmations to a compliance officer; and (d) are prohibited from purchasing securities of initial public offerings.

                                   APPENDIX A
              DESCRIPTION OF CORPORATE AND MUNICIPAL COMMERCIAL PAPER RATINGS

STANDARD & POOR'S RATINGS GROUP

    S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest.

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

MOODY'S INVESTORS SERVICE, INC.

    Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

    PRIME-1 Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

    -   Leading market positions in well-established industries.

    -   High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                   APPENDIX B

                 DESCRIPTION OF CORPORATE AND MUNICIPAL BOND RATINGS

STANDARD & POOR'S RATINGS GROUP

    The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

    The ratings are based, in varying degrees, on the following considerations:

    1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

    2. Nature of and provisions of the obligation;

    3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S INVESTORS SERVICE, INC.

    Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

    Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                   APPENDIX C

                      DESCRIPTION OF MUNICIPAL NOTE RATINGS

STANDARD & POOR'S RATINGS GROUP

    S&P's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

    SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE, INC.

    Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the difference between short-term credit risk and long-term risk.

    MIG-1. Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

    MIG-2. Loans bearing this designation are of high quality, with margins of protection ample although not as large as the preceding group.

                                 APPENDIX D

    [The following tables are represented as graphs in the printed document.]

The following graphs and chart illustrate hypothetical returns:

                                INCREASE RETURNS

This graph shows over a period of time even a small increase in returns can make a significant difference. This assumes a hypothetical investment of $10,000.

       Years        10%             8%             6%             4%
       -----      -------         ------         ------         ------
          5        16,453         14,898         13,489         12,210
         10        27,070         22,196         18,194         14,908
         15        44,539         33,069         24,541         18,203
         20        73,281         49,268         33,102         22,226
         25       120,569         73,402         44,650         27,138


                               INCREASE INVESTMENT

This graph shows the more you invest on a regular basis over time, the more you can accumulate. this assumes monthly installment with a constant hypothetical return rate of 8%.

       Years        $100          $250           $500          $1,000
       -----       ------        -------        -------        -------
          5         7,348         18,369         36,738         73,476
         10        18,295         43,736         91,473        182,946
         15        34,604         86,509        173,019        346,038
         20        58,902        147,255        294,510        589,020
         25        95,103        237,757        475,513        951,026

    [The following table is represented as a graph in the printed document.]

This chart illustrates the time value of money based upon the following assumptions:

If you invested $2,000 each year for 20 years, starting at 25, assuming a 9% investment return, you would accumulate $573,443 by the time you reach age 65. However, had you invested the same $2,000 each year for 20 years, at that rate, but waited until age 35, you would accumulate only $242,228 - a difference of $331,215.

               25 years old ..............   573,443
               35 years old ..............   242,228
               45 years old ..............   103,320

     For each of the above graphs and chart it should be noted that systematic investment plans do not assume a profit or protect against loss in declining markets. Investors should consider their financial ability to continue purchases through periods of both high and low price levels. Figures are hypothetical and for illustrative purposes only and do not represent any actual investment or performance. The value of a shareholder's investment and return may vary.

    [The following table is represented as a chart in the printed document.]

The following chart illustrates the historical performance of the Dow Jones Industrial Average from 1928 through 1996.

                   1928 ..................    300.00
                   1929 ..................    248.48
                   1930 ..................    164.58
                   1931 ..................     77.90
                   1932 ..................     59.93
                   1933 ..................     99.90
                   1934 ..................    104.04
                   1935 ..................    144.13
                   1936 ..................    179.90
                   1937 ..................    120.85
                   1938 ..................    154.76
                   1939 ..................    150.24
                   1940 ..................    131.13
                   1941 ..................    110.96
                   1942 ..................    119.40
                   1943 ..................    136.20
                   1944 ..................    152.32
                   1945 ..................    192.91
                   1946 ..................    177.20
                   1947 ..................    181.16
                   1948 ..................    177.30
                   1949 ..................    200.10
                   1950 ..................    235.40
                   1951 ..................    269.22
                   1952 ..................    291.89
                   1953 ..................    280.89
                   1954 ..................    404.38
                   1955 ..................    488.39
                   1956 ..................    499.46
                   1957 ..................    435.68
                   1958 ..................    583.64
                   1959 ..................    679.35
                   1960 ..................    615.88
                   1961 ..................    731.13
                   1962 ..................    652.10
                   1963 ..................    762.94
                   1964 ..................    874.12
                   1965 ..................    969.25
                   1966 ..................    785.68
                   1967 ..................    905.10
                   1968 ..................    943.75
                   1969 ..................    800.35
                   1970 ..................    838.91
                   1971 ..................    890.19
                   1972 ..................  1,020.01
                   1973 ..................    850.85
                   1974 ..................    616.24
                   1975 ..................    858.71
                   1976 ..................  1,004.65
                   1977 ..................    831.17
                   1978 ..................    805.01
                   1979 ..................    838.74
                   1980 ..................    963.98
                   1981 ..................    875.00
                   1982 ..................  1,046.55
                   1983 ..................  1,258.64
                   1984 ..................  1,211.56
                   1985 ..................  1,546.67
                   1986 ..................  1,895.95
                   1987 ..................  1,938.80
                   1988 ..................  2,168.60
                   1989 ..................  2,753.20
                   1990 ..................  2,633.66
                   1991 ..................  3,168.83
                   1992 ..................  3,301.11
                   1993 ..................  3,754.09
                   1994 ..................  3,834.44
                   1995 ..................  5,000.00
                   1996 ..................  6,000.00

     The performance of the Dow Jones Industrial Average is not indicative of the performance of any particular investment. It does not take into account fees and expenses associated with purchasing mutual fund shares. Individuals cannot invest directly in any index. Please note that past performance does not guarantee future results.

    [The following table is represented as a chart in the printed document.]

The following chart shows that inflation is constantly eroding the value of your money.

                       THE EFFECTS OF INFLATION OVER TIME

                   1966 .......................  96.61836
                   1967 .......................  93.80423
                   1968 .......................  89.59334
                   1969 .......................  84.36285
                   1970 .......................  79.88906
                   1971 .......................  77.33694
                   1972 .......................  74.79395
                   1973 .......................  68.80768
                   1974 .......................  61.27131
                   1975 .......................  57.31647
                   1976 .......................  54.63915
                   1977 .......................  51.20820
                   1978 .......................  46.98000
                   1979 .......................  41.46514
                   1980 .......................  36.85790
                   1981 .......................  33.84564
                   1982 .......................  32.60659
                   1983 .......................  31.41290
                   1984 .......................  30.23378
                   1985 .......................  29.12696
                   1986 .......................  28.81005
                   1987 .......................  27.59583
                   1988 .......................  26.43279
                   1989 .......................  25.27035
                   1990 .......................  23.81748
                   1991 .......................  23.10134
                   1992 .......................  22.45028
                   1993 .......................  21.86006
                   1994 .......................  21.28536
                   1995 .......................  20.76620
                   1996 .......................  20.16135


                   1996 .......................  100.00
                   1997 .......................  103.00
                   1998 .......................  106.00
                   1999 .......................  109.00
                   2000 .......................  113.00
                   2001 .......................  116.00
                   2002 .......................  119.00
                   2003 .......................  123.00
                   2004 .......................  127.00
                   2005 .......................  130.00
                   2006 .......................  134.00
                   2007 .......................  138.00
                   2008 .......................  143.00
                   2009 .......................  147.00
                   2010 .......................  151.00
                   2011 .......................  156.00
                   2012 .......................  160.00
                   2013 .......................  165.00
                   2014 .......................  170.00
                   2015 .......................  175.00
                   2016 .......................  181.00
                   2017 .......................  186.00
                   2018 .......................  192.00
                   2019 .......................  197.00
                   2020 .......................  203.00
                   2021 .......................  209.00
                   2022 .......................  216.00
                   2023 .......................  222.00
                   2024 .......................  229.00
                   2025 .......................  236.00
                   2026 .......................  243.00

Inflation erodes your buying power. $100 in 1966, could purchase five times the goods and service as in 1996 ($100 vs. $20).* Projecting inflation at 3%, goods and services costing $100 today will cost $243 in the year 2026.

* Source: Consumer Price Index, U.S. Bureau of Labor Statistics.

    [The following tables are represented as graphs in the printed document.]

This chart illustrates that historically, the longer you hold onto stocks, the greater chance that you will have a positive return.

                               1926 through 1996*

                               Total           Number of       Percentage of
                             Number of         Positive           Positive
   Rolling Period             Periods           Periods           Periods
   --------------             -------           -------           -------
     1-Year                      71                51                72%
     5-Year                      67                60                90%
     10-Year                     62                60                97%
     15-Year                     57                57               100%
     20-Year                     52                52               100%


The following chart shows the compounded annual return of large company stocks compared to U.S. Treasury Bills and inflation over the most recent 15 year period. **

                    Compound Annual Return from 1982 -- 1996*

                    Inflation .....................   3.55
                    U.S. Treasury Bills ...........   6.50
                    Large Company Stocks ..........  16.79


The following chart illustrates for the period shown that long-term corporate bonds have outpaced U.S. Treasury Bills and inflation.

                    Compound Annual Return from 1982 -- 1996*

                    Inflation .....................   3.55
                    U.S. Treasury Bills ...........   6.50
                    Long-Term Corp. bonds .........  13.66


* Source: Used with permission. (c)1997 Ibbotson Associates, Inc. All rights reserved. [Certain provisions of this work were derived from copyrighted works of Roger G. Ibbotson and Rex Sinquefield.]

** Please note that U.S. Treasury bills are guaranteed as to principal and interest payments (although the funds that invest in them are not), while stocks will fluctuate in share price. Although past performance cannot guarantee future results, returns of U.S. Treasury bills historically have not outpaced inflation by as great a margin as stocks.

The accompanying table illustrates that if you are in the 36% tax bracket, a tax-free yield of 3% is actually equivalent to a taxable investment earning 4.69%.

                          Your Taxable Equivalent Yield

                                        Your Federal Tax Bracket
                           ---------------------------------------------

                           28.0%        31.0%       36.0%       39.6%
  your tax-free yield
          3.00%             4.17%        4.35%       4.69%       4.97%
          3.50%             4.86%        5.07%       5.47%       5.79%
          4.00%             5.56%        5.80%       6.25%       6.62%
          4.50%             6.25%        6.52%       7.03%       7.45%
          5.00%             6.94%        7.25%       7.81%       8.25%
          5.50%             7.64%        7.97%       8.59%       9.11%


This information is general in nature and should not be construed as tax advice. Please consult a tax or financial adviser as to how this information affects your particular circumstances.

    [The following table is represented as a graph in the printed document.]


The following graph illustrates how income has affected the gains from stock investments since 1965.


          S&P 500 Dividends Reinvested            S&P 500 Principal Only

12/31/64                        10,000                            10,000
12/31/65                        11,269                            10,906
12/31/66                        10,115                             9,478
12/31/67                        12,550                            11,383
12/31/68                        13,948                            12,255
12/31/69                        12,795                            10,863
12/31/70                        13,299                            10,873
12/31/71                        15,200                            12,046
12/31/72                        18,088                            13,929
12/31/73                        15,431                            11,510
12/31/74                        11,346                             8,090
12/31/75                        15,570                            10,642
12/31/76                        19,296                            12,680
12/31/77                        17,915                            11,221
12/31/78                        19,092                            11,340
12/31/79                        22,645                            12,736
12/31/80                        30,004                            16,019
12/31/81                        28,528                            14,460
12/31/82                        34,674                            16,595
12/31/83                        42,496                            19,461
12/31/84                        45,161                            19,733
12/31/85                        59,489                            24,930
12/31/86                        70,594                            28,575
12/31/87                        74,301                            29,154
12/31/88                        86,641                            32,769
12/31/89                       114,093                            41,699
12/31/90                       110,549                            38,964
12/31/91                       144,230                            49,214
12/31/92                       155,218                            51,411
12/31/93                       170,863                            55,039
12/31/94                       173,120                            54,191
12/31/95                       238,175                            72,676
12/31/96                       292,863                            87,403
11/30/97                       383,977                           112,732


Source: First Investors Management Company, Inc. Standard & Poor's is a registered trademark. The S&P 500 is an unmanaged index comprising 500 common stocks spread across a variety of industries. The total returns represented above compare the impact of reinvestment of dividends and illustrates past performance of the index. The performance of any index is not indicative of the performance of a particular investment and does not take into account the effects of inflation or the fees and expenses associated with purchasing mutual fund shares. Individuals cannot invest directly in any index. Mutual fund shares will fluctuate in value, therefore, the value of your original investment and your return may vary. Moreover, past performance is no guarantee of future results.

                              Financial Statements
                             as of December 31, 1998


First Investors Cash Management Fund, Inc. (2-62347) incorporates by reference the financial statements and report of independent auditors contained in the Annual Report to shareholders for the fiscal year ended December 31, 1998 electronically filed with the Securities and Exchange Commission on March 3, 1999 (Accession Number: 0000928816-99-000063).

First Investors Tax-Exempt Money Market Fund, Inc. (2-82572) incorporates by reference the financial statements and report of independent auditors contained in the Annual Report to shareholders for the fiscal year ended December 31, 1998 electronically filed with the Securities and Exchange Commission on March 3, 1999 (Accession Number: 0000928816-99-000064).

                               SHAREHOLDER MANUAL



A Guide to Your                                        (FIRST INVESTORS LOGO)
First Investors
Mutual Fund Account
-------------------

as of April 22, 1999

INTRODUCTION

Investing in mutual funds doesn't have to be complicated. Your registered representative is available to answer your questions and help you process your transactions. First Investors offers personalized service and a wide variety of mutual funds. In the event you wish to process a transaction directly, the material provided in this easy-to-follow guide tells you how to contact us and explains our policies and procedures. Please note that there are special rules for money market funds.

Please read this manual completely to gain a better understanding of how shares are bought, sold, exchanged, and transferred. In addition, the manual provides you with a description of the services we offer to simplify investing. The services, privileges and fees referenced in this manual are subject to change. You should call our Shareholder Services Department at 1 (800) 423-4026 before initiating any transaction.

This manual must be preceded or accompanied by a First Investors mutual fund prospectus. For more complete information on any First Investors Fund, including charges and expenses, refer to the prospectus. Read the prospectus carefully before you invest or send money.


                             (FIRST INVESTORS LOGO)


        PRINCIPAL UNDERWRITER                         TRANSFER AGENT
     First Investors Corporation           Administrative Data Management Corp.
           95 Wall Street                             581 Main Street
         New York, NY 10005                        Woodbridge, NJ 07095
           1-212-858-8000                             1-800-423-4026

                               TABLE OF CONTENTS

HOW TO BUY SHARES

To Open an Account.......................................................... 1
To Open a Retirement Account................................................ 2
Minimum Initial Investment.................................................. 2
Additional Investments...................................................... 2
Acceptable Forms of Payment................................................. 2
Share Classes............................................................... 2
Share Class Specification................................................... 3
Class A Shares.............................................................. 3
Class B Shares.............................................................. 5
How to Pay.................................................................. 6

HOW TO SELL SHARES

Written Redemptions......................................................... 9
Telephone Redemptions....................................................... 9
Electronic Funds Transfer................................................... 9
Systematic Withdrawal Plans................................................ 10
Expedited Wire Redemptions................................................. 10

HOW TO EXCHANGE SHARES

Exchange Methods........................................................... 11
Exchange Conditions........................................................ 12
Exchanging Funds with Automatic Investments or
Systematic Withdrawals..................................................... 12

WHEN AND HOW
FUND SHARES ARE PRICED..................................................... 13

HOW PURCHASE, REDEMPTION AND EXCHANGE ORDERS
ARE PROCESSED AND PRICED................................................... 13

SPECIAL RULES FOR MONEY MARKET FUNDS....................................... 14

RIGHT TO REJECT PURCHASE OR EXCHANGE ORDERS................................ 15

SIGNATURE GUARANTEE POLICY................................................. 15

TELEPHONE SERVICES

Telephone Exchanges and Redemptions........................................ 16
Shareholder Services....................................................... 17

OTHER SERVICES............................................................. 18

ACCOUNT STATEMENTS

Transaction Confirmation Statements........................................ 20
Master Account Statements.................................................. 20
Annual and Semi-Annual Reports............................................. 20

DIVIDENDS AND DISTRIBUTIONS

Dividends and Distributions................................................ 21
Buying a Dividend.......................................................... 21

TAX FORMS.................................................................. 22

THE OUTLOOK................................................................ 22

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

HOW TO BUY SHARES

First Investors offers a wide variety of mutual funds to meet your financial needs ("FI Funds"). Your registered representative will review your financial objectives and risk tolerance, explain our product line and services, and help you select the right investments. Call our Shareholder Services Department at 1
(800)  423-4026  or  visit  us  on-line  at   www.firstinvestors.com   for  more
information.

o TO OPEN AN ACCOUNT

Before investing, you must establish an account with your broker-dealer. At First Investors Corporation ("FI") you do this by completing and signing a Master Account Agreement ("MAA"). After you determine the fund(s) you want to purchase, deliver your completed MAA and your check, made payable to First Investors Corporation, to your registered representative. New client accounts must be established through your registered representative.

You need to tell us how you want your shares registered when you open a new Fund account. Please keep the following information in mind:

JOINT ACCOUNTS. For any account with two or more owners, all owners must sign requests to process transactions. Telephone privileges allow any one of the owners to process transactions independently.

GIFTS AND TRANSFERS TO MINORS. Custodial accounts for a minor may be established under your state's Uniform Gifts/Transfers to Minors Act. Custodial accounts are registered under the minor's social security number.

TRUSTS. A trust account may be opened only if you have a valid written trust document.

TRANSFER ON DEATH (TOD). TOD registrations, available on all FI Funds in all states, allow individual and joint account owners to name one or more beneficiaries. The ownership of the account passes to the named beneficiaries in the event of the death of all account owners.

DIVIDENDS AND CAPITAL GAINS. Fund distributions will be automatically reinvested in your account unless you request otherwise.



SOME REGISTRATIONS REQUIRE ADDITIONAL PAPERWORK.

--------------------------------------------------------------------------------
TYPE OF ACCOUNT     ADDITIONAL DOCUMENTS REQUIRED
--------------------------------------------------------------------------------

Corporations        First Investors Certificate of Authority
Partnership
& Trusts

Transfer On Death   First Investors TOD Registration Request Form
(TOD)

Estates             Original or Certified Copy of Death Certificate
                    Certified Copy of Letters Testamentary/Administration First Investors Executor's Certification & Indemnification
                     Form

Conservatorships    Certified copy of court document appointing Conservator/
& Guardianships     Guardian
--------------------------------------------------------------------------------

o TO OPEN A RETIREMENT ACCOUNT

Before opening a retirement account, you must establish an account with your broker-dealer. Fund shares may be purchased for your retirement account by completing the appropriate retirement plan application. First Investors offers retirement plans for both individuals and employers as follows:

INDIVIDUAL RETIREMENT ACCOUNTS including Roth, Traditional, and Rollover IRAs.

SIMPLE IRAS offered by employers.

SEP-IRAS (SIMPLIFIED EMPLOYEE PENSION PLANS) for small business owners or people with income from self-employment, including SARSEP-IRAs.

403(b)(7) accounts for employees of eligible tax-exempt organizations such as schools, hospitals and charitable organizations.

401(k) plans for employers.

MONEY PURCHASE PENSION & PROFIT SHARING plans for sole proprietors and partnerships.

For more information about these plans call your registered representative or our Shareholder Services Department at
1 (800) 423-4026.

o MINIMUM INITIAL INVESTMENT

You can open a non-retirement account with a check made payable to First Investors Corporation for as little as $1,000. The minimum is waived if you open an account through one of our Automatic Investment Programs (see How to Pay) or through a full exchange from another FI Fund. You can open a First Investors Traditional IRA or Roth IRA with as little as $500. Other retirement accounts may have lower initial investment requirements at the Fund's discretion.

o ADDITIONAL INVESTMENTS

Once you have established an account, you can add to it through your registered representative or by sending us a check directly. There is no minimum requirement on additional purchases into existing fund accounts. Remember to include your FI Fund account number on your check made payable to First Investors Corporation.

Mail checks to:
First Investors Corporation
Attn: Dept. CP
581 Main Street
Woodbridge, NJ 07095-1198

o ACCEPTABLE FORMS OF PAYMENT

The following forms of payment are acceptable:

-checks made payable to First Investors Corporation.

-Money Line and Automatic Payroll Investment electronic funds transfers.

-Federal Funds wire transfers.

For your protection, never give your registered representative cash or a check made payable to your registered representative.

We DO NOT accept:

-Third party checks.
-Traveler's checks.
-Checks drawn on non-US banks.
-Money orders.
-Cash.

o SHARE  CLASSES

All FI Funds are available in Class A and Class B shares. Direct purchases into Class B share money market accounts are not accepted. Class B money market fund shares may only be acquired through an exchange from another Class B share account or through Class B share dividend cross-reinvestment.

Each class of shares has its own cost structure. As a result, different classes of shares in the same fund generally have different prices. Class A shares have a front-end sales charge. Class B shares may have a contingent deferred sales charge ("CDSC"). While both classes have a Rule 12b-1 fee, the fee on Class B shares is generally higher. The principal advantages of Class A shares are that they have lower overall expenses, the availability of quantity discounts on sales charges, and certain account privileges that are not offered on Class B shares. The principal advantage of Class B shares is that all your money is put to work from the outset. Your registered representative can help you decide which class of shares is best for you.

o SHARE CLASS SPECIFICATION

It's very important to specify which class of shares you wish to purchase when you open a new account. All First Investors account applications have a place to designate your preference. If you do not specify which class of shares you want to purchase, Class A shares will automatically be purchased.

o CLASS A SHARES

When you buy Class A shares, you pay the offering price - the net asset value of the fund plus a front-end sales charge. The front-end sales charge declines with larger investments.

--------------------------------------------------------------------------------
           CLASS A SALES CHARGES
  ----------------------------------------------------------------------------
                                 AS A % OF        AS A % OF YOUR
          YOUR INVESTMENT     OFFERING PRICE        INVESTMENT

          up to  $24,999           6.25%               6.67%
          $25,000 - $49,999        5.75%               6.10%
          $50,000 - $99,999        5.50%               5.82%
          $100,000 - $249,999      4.50%               4.71%
          $250,000 - $499,999      3.50%               3.63%
          $500,000 - $999,999      2.50%               2.56%

     Investments of $1 million or more will only be made in Class A shares at the Fund's net asset value.

     Generally, you should consider purchasing Class A shares if you plan to invest $250,000 or more either initially or over time.
--------------------------------------------------------------------------------

SALES CHARGE WAIVERS & REDUCTIONS ON CLASS A SHARES:

If you qualify for one of the sales charge reductions or waivers, it is very important to let us know at the time you place your order. Include a written statement with your check explaining which privilege applies. If you do not include this statement we cannot guarantee that you will receive the reduction or waiver.

CLASS A SHARES MAY BE PURCHASED WITHOUT A SALES CHARGE:

1: By an officer, trustee, director, or employee of the Fund, the Fund's adviser or subadviser, First Investors Corporation, or any affiliates of First Investors Corporation, or by his/her spouse, child (under age 21) or grandchild (under age
21).

2: By a former officer, trustee, director, or employee of the Fund, First Investors Corporation, or their affiliates provided the person worked for the company for at least 5 years and retired or terminated employment in good standing.

3: By a FI registered representative or an authorized dealer, or by his/her spouse, child (under age 21) or grandchild (under age 21).

4: When fund distributions are reinvested in Class A shares.

5: When Systematic Withdrawal Plan payments are reinvested in Class A shares (except for certain payments from money market accounts which may be subject to a sales charge).

6: When qualified retirement plan loan repayments are reinvested in Class A shares.

7: With the liquidation proceeds from a First Investors Life Variable Annuity Fund A, C, or D contract within one year of the contract's maturity date.

8: When dividends (at least $50 a year) from a First Investors Life Insurance Company policy are invested into an EXISTING account.

9: When a group qualified plan (401(k) plans, money purchase pension plans, profit sharing plans and 403(b) plans that are subject to Title I of ERISA) is reinvesting redemption proceeds from another fund on which a sales charge or CDSC was paid.

10: With distribution proceeds from a First Investors group qualified plan account into an IRA.

11: By participant directed group qualified plans with 100 or more eligible employees or $1,000,000 or more in assets.

12: In amounts of $1 million or more.

13: By individuals under a Letter of Intent or Cumulative Purchase Privilege of $1 million or more.

FOR ITEMS 9 THROUGH 13 ABOVE: A CDSC OF 1.00% WILL BE DEDUCTED IF SHARES ARE REDEEMED WITHIN 2 YEARS OF PURCHASE.

SALES CHARGES ON CLASS A SHARES MAY BE REDUCED FOR:

1: Participant directed group qualified retirement plans with 99 or fewer eligible employees. The initial sales charge is reduced to 3.00% of the offering price.

2: Certain unit trust holders ("unitholders") who elect to invest the entire amount of principal, interest, and/or capital gains distributions from their unit investment trusts in Class A shares. Unitholders of various series of New York Insured Municipals-Income Trust sponsored by Van Kampen Merrit, Inc., unitholders of various series of the Multistate Tax Exempt Trust sponsored by Advest Inc., and unitholders of various series of the Insured Municipal Insured National Trust, J.C. Bradford & Co. as agent, may buy Class A shares of a FI Fund with unit trust distributions at the net asset value plus a sales charge of 1.5%. Unitholders of various tax-exempt trusts, other than the New York Trust, sponsored by Van Kampen Merritt Inc. may buy Class A shares of a FI Fund at the net asset value plus a sales charge of 1.0%.

Unitholders may make additional purchases, other than those made by unit trust distributions, at the Fund's regular offering price.

+ CUMULATIVE PURCHASE PRIVILEGE

The Cumulative Purchase Privilege lets you add the value of all your existing FI Fund accounts (Class A and Class B shares) to the amount of your next Class A share investment to reach sales charge discount breakpoints. For example, if the combined current value of your existing FI Fund accounts is $25,000 (measured by offering price), your next purchase will be eligible for a sales charge discount at the $25,000 level. Cumulative Purchase discounts are applied to purchases as indicated in the first column of the Class A Sales Charge table.

All your accounts registered with the same social security number will be linked together under the Cumulative Purchase Privilege. Your spouse's accounts and custodial accounts held for minor children residing at your home can also be linked to your accounts upon request.

-Conservator accounts are linked to the social security number of the ward, not the conservator.

-Sole proprietorship accounts are linked to personal/family accounts only if the account is registered with a social security number, not an employer identification number ("EIN").

-Testamentary trusts and living trusts may be linked to other accounts registered under the same trust EIN, but not to the personal accounts of the trustee(s).

-Estate accounts may only be linked to other accounts registered under the same
 EIN of the estate or social security number of the decedent.

 -Church and religious organizations may link accounts to others registered with the same EIN but not to the personal accounts of any member.

+ LETTER OF INTENT

A Letter of Intent ("LOI") lets you purchase at a discounted sales charge level even though you do not yet have sufficient investments to qualify for that discount level. An LOI is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. Under an LOI, you can reduce the initial sales charge on Class A share purchases based on the total amount you agree to invest in both Class A and Class B shares during the 13 month period. Purchases made 90 days before the date of the LOI may be included, in which case the 13 month period begins on the date of the first purchase. Your LOI can be amended in two ways. First, you may file an amended LOI to raise or lower the LOI amount during the 13 month period. Second, your LOI will be automatically amended if you invest more than your LOI amount during the 13 month period and qualify for an additional sales charge reduction.

By purchasing under an LOI, you acknowledge and agree to the following:

-You authorize First Investors to reserve 5% of your total intended investment in shares held in escrow in your name until the LOI is completed.

-First Investors is authorized to sell any or all of the escrow shares to satisfy any additional sales charges owed in the event you do not fulfill the LOI.

-Although you may exchange all your shares, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

o CLASS B SHARES

Class B shares are sold without an initial sales charge, putting all your money to work for you immediately. If you redeem Class B shares within 6 years of purchase, a CDSC will be imposed. The CDSC declines from 4% to 0% over a 6-year period, as shown in the chart below. Class B share money market fund shares are not sold directly. They can only be acquired through an exchange from another Class B fund account or through cross reinvestment of dividends from another Class B share account. Class B shares, and the dividend and distribution shares they earn, automatically convert to Class A shares after 8 years, reducing future annual expenses.

Generally, you should consider purchasing Class B shares if you intend to invest less than $250,000 and you would rather pay higher ongoing expenses than an initial sales charge.



                              CLASS B SALES CHARGES

            THE CDSC DECLINES OVER TIME AS SHOWN IN THE TABLE BELOW:
            --------------------------------------------------------
                Year  1     2     3     4     5     6     7+
            --------------------------------------------------------
                CDSC  4%    4%    3%    3%    2%    1%    0%
            --------------------------------------------------------

If shares redeemed are subject to a CDSC, the CDSC will be based on the lesser of the original purchase price or redemption price. There is no CDSC on shares acquired through dividend and capital gains reinvestment. We call these "free shares."

Anytime you sell shares, your shares will be redeemed in the following manner to ensure that you pay the lowest possible CDSC:

FIRST-Class B shares representing dividends and capital gains that are not subject to a CDSC.

SECOND-Class B shares held more than six years which are not subject to a CDSC.

THIRD-Class B shares held longest which will result in the lowest CDSC.

For purposes of calculating the CDSC, all purchases made during the calendar month are deemed to have been made on the first business day of the month at the average cost of the shares purchased during that period.

SALES CHARGE WAIVERS ON CLASS B SHARES:

The CDSC on Class B shares does not apply to:

1: Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

2: Redemptions due to death or disability (as defined in section 72(m)(7) of the
Internal  Revenue  Code)  requested   within  one  year  of  death.   Additional
documentation is required.

3: Distributions from employee benefit plans due to plan termination.

4: Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5: Distributions upon reaching required minimum age 70 1/2 provided you have held the shares for at least three years.

6: Annual redemptions of up to 8% of your account's value redeemed by a Systematic Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

7: Shares redeemed from advisory accounts managed by or held by the Fund's investment advisor or any of its affiliates.

8: Tax-free returns of excess contributions from employee benefit plans.

9: Redemptions of non-retirement shares purchased with proceeds from the sale of shares of another fund group between April 29, 1996 and June 30, 1996 that did not pay a sales charge (other than money market fund accounts or retirement plan accounts).

10: Redemptions by the Fund when the account falls below the minimum.

11: Redemptions to pay account fees.

Include a written statement with your redemption request explaining which exemption applies. If you do not include this statement we cannot guarantee that you will receive the waiver.

o HOW  TO  PAY

You can invest using one or more of the following options:

+ CHECK:

You can buy shares by writing a check payable to First Investors Corporation. If you are opening a new fund account, your check must meet the fund minimum. When making purchases to an existing account, remember to include your fund account number on your check.

AUTOMATIC INVESTMENTS:

We offer several automatic investment programs to simplify investing.

+ MONEY LINE:

With our Money Line program, you can open an account with as little as $50 a month or $600 each year in a FI Fund account by transferring funds electronically from your bank account. You can invest up to $10,000 a month through Money Line.

Money Line allows you to select the payment amount and frequency that is best for you. You can make automatic investments bi-weekly, semi-monthly, monthly, quarterly, semi-annually, or annually.

The date you select as your Money Line investment date is the date on which shares will be purchased. THE PROCEEDS MUST BE AVAILABLE IN YOUR BANK ACCOUNT TWO BUSINESS DAYS PRIOR TO THE INVESTMENT DATE.

HOW TO APPLY:

1: Complete the Electronic Funds Transfer ("EFT") section of the application to provide complete bank information and authorize EFT fund share purchases. Attach a voided check. A signature guarantee of all shareholders and bank account owners is required. PLEASE ALLOW AT LEAST 10 BUSINESS DAYS FOR INITIAL PROCESSING.

2: Complete the Money Line section of the application to specify the amount, frequency and date of the investment.

3: Submit the paperwork to your registered representative or send it to:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198.

HOW TO CHANGE:

Provided you have telephone privileges, you may call Shareholder Services at 1 (800) 423-4026 to:

-Increase the payment up to $999.99.

-Decrease the payment.

-Discontinue the service.

To change investment amounts, reallocate or cancel Money Line, you must notify us at least 3 business days prior to the investment date.

You must send a signature guaranteed written request to Administrative Data Management Corp. to:

-Increase the payment to $1,000 or more.

-Change bank information (a new Money Line Application and voided check is required).

A medallion signature guarantee (see Signature Guarantee Policy) is required to increase a Money Line payment to $2,500 or more. Changing banks or bank account numbers requires 10 days notice. Money Line service will be suspended upon notification that all account owners are deceased.

+ AUTOMATIC PAYROLL INVESTMENT:

With our Automatic Payroll Investment service ("API") you can systematically purchase shares by salary reduction. To participate, your employer must offer direct deposit and permit you to electronically transfer a portion of your salary. Contact your company payroll department to authorize the salary reductions. If not available, you may consider our Money Line program.

Shares purchased through API are purchased on the day the electronic transfer is received by the Fund.

HOW TO APPLY:

1: Complete an API Application. If you are receiving a government payment and wish to participate in the API Program you must also complete the government's Direct Deposit Sign-up Form. Call Shareholder Services at 1 (800) 423-4026 for more information.

2: Complete an API Authorization Form.

3: Submit the paperwork to your registered representative or send it to:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198.

+ WIRE  TRANSFERS:

You may purchase shares via a Federal Funds wire transfer from your bank account into your EXISTING First Investors account. Federal Fund wire transfer proceeds are not subject to a holding period and are available to you immediately upon receipt, as long as we have been notified properly.

If we receive a wire transfer for a purchase prior to 12:00 p.m., Eastern Time ("ET") and you have previously notified us that the wire is on the way (by calling 1 (800) 423-4026) the funds for the purchase will be deemed to have been received on that same day. Your notification must include the Federal Funds wire transfer confirmation number, the amount of the wire, and the fund account number to receive same day credit. There are special rules for money market fund accounts.

To wire Federal Funds to an existing First Investors account (other than money markets), instruct your bank to wire your investment to:

FIRST FINANCIAL SAVINGS BANK, S.L.A.
ABA # 221272604
ACCOUNT # 0306142
YOUR NAME
YOUR FIRST INVESTORS FUND ACCOUNT #


+ DISTRIBUTION CROSS-INVESTMENT:

You can invest the dividends and capital gains from one fund account, excluding the money market funds, into another fund account in the same class of shares. The shares will be purchased at the net asset value on the day after the record date of the distribution.

-You must invest at least $50 a month or $600 a year into a NEW  account.

-A signature guarantee is required if the ownership on both accounts is not identical.

You may establish a Distribution Cross-Investment service by contacting your registered representative or calling Shareholder Services at 1 (800) 423-4026.

+ SYSTEMATIC WITHDRAWAL PLAN PAYMENT INVESTMENTS:

You can invest Systematic Withdrawal Plan payments (see How to Sell Shares) from one fund account in shares of another fund account.

-Payments are invested without a sales charge.

-A signature guarantee is required if the ownership on both accounts is not identical.

-Both accounts must be in the same class of shares.

-You must invest at least $600 a year if into a new account.

-You can invest on a monthly, quarterly, semi-annual, or annual basis.

Redemptions are suspended upon notification that all account owners are deceased. Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent's legal representative.

                               HOW TO SELL SHARES

You can sell your shares on any day the New York Stock Exchange ("NYSE") is open for regular trading. In the mutual fund industry, a sale is referred to as a "redemption." Payment of redemption proceeds generally will be made within seven days. If the shares being redeemed were recently purchased by check or electronic funds transfer, payment may be delayed to verify that the check or electronic funds transfer has been honored, which may take up to 15 days from the date of purchase. Shareholders may not redeem shares by telephone or electronic funds transfer unless the shares have been owned for at least 15 days.

Redemptions of shares are not subject to the 15 day verification period if the shares were purchased via:

-Automatic Payroll Investment.

-FIC registered representative payroll checks.

-First Investors Life Insurance Company checks.

-Federal funds wire payments.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to redeem shares. Call Shareholder Services at 1 (800) 423-4026 for more information.

o WRITTEN REDEMPTIONS

You can write a letter of instruction or contact your registered representative for a liquidation request form. A written liquidation request in good order must include:

1: The name of the fund;

2: Your account number;

3: The dollar amount, number of shares or percentage of the account you want to redeem;

4: Share certificates (if they were issued to you);

5: Original signatures of all owners exactly as your account is registered; and

6: Signature guarantees, if required (see Signature Guarantee Policy).

For your protection, the Fund reserves the right to require additional supporting legal documentation.

Written redemption requests should be mailed to:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198.

If your redemption request is not in good order or information is missing, the Transfer Agent will seek additional information and process the redemption on the day it receives such information.


o TELEPHONE REDEMPTIONS

You, or any person we believe is authorized to act on your behalf, may redeem non-retirement shares which have been owned for at least 15 days by calling our Special Services Department at 1 (800) 342-6221 from 9:00 a.m. to 5:00 p.m., ET, provided:

-Telephone privileges are available for your account registration and you have not declined telephone privileges (see Telephone Privileges);

-You do not hold share certificates (issued shares);

-The   redemption   check  is  made  payable  to  the  registered   owner(s)  or
pre-designated  bank;

-The redemption check is mailed to your address of record or predesignated bank account;

-Your address of record has not changed within the past 60 days;

-The redemption amount is $50,000 or less; AND

-The redemption amount, combined with the amount of all telephone redemptions made within the previous 30 days does not exceed $100,000.

o ELECTRONIC FUNDS TRANSFER

The Electronic Funds Transfer ("EFT") service allows you to redeem shares and electronically transfer proceeds to your bank account.

YOU MUST ENROLL IN THE ELECTRONIC FUNDS TRANSFER SERVICE AND PROVIDE COMPLETE BANK ACCOUNT INFORMATION BEFORE USING THE PRIVILEGE. Signature guarantees of all shareholders and all bank account owners are required. Please allow at least 10 business days for initial processing. We will send any proceeds during the processing period to your address of record. Call your registered representative or Shareholder Services at 1 (800) 423-4026 for an application.

You may call Shareholder Services or send written instructions to Administrative Data Management Corp. to request an EFT redemption of shares which have been held at least 15 days. Each EFT redemption:

1: Must be electronically transferred to your pre-designated bank account;

2: Must be at least $500;

3: Cannot exceed $50,000; and

4: Cannot exceed $100,000 when added to the total amount of all EFT redemptions made within the previous 30 days.

If your redemption does not qualify for an EFT redemption, your redemption proceeds will be mailed to your address of record.

The Electronic Funds Transfer service may also be used to purchase shares (see Money Line) and transfer systematic withdrawal payments (see Systematic Withdrawal Plans) and dividend distributions (see Other Services) to your bank account.

o SYSTEMATIC WITDRAWAL PLANS

Our Systematic Withdrawal Plan allows you to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. Your payments can be mailed to you or a pre-authorized payee by check, transferred to your bank account electronically (if you have enrolled in the EFT service) or invested in shares of another FI fund in the same class of shares through our Systematic Withdrawal Plan Payment investment service (see How to Buy Shares).

You can receive payments on a monthly, quarterly, semi-annual, or annual basis. Your account must have a value of at least $5,000 in non-certificated shares ("unissued shares"). The $5,000 minimum account balance is waived for required minimum distributions from retirement plan accounts, payments to First Investors Life Insurance Company, and systematic investments into another eligible fund account. The minimum Systematic Withdrawal Plan payment is $25 (waived for Required Minimum Distributions on retirement accounts or FIL premium payments).

Once you establish the Systematic Withdrawal Plan, you should not make additional investments into this account (except money market funds). Buying shares during the same period as you are selling shares is not advantageous to you because of sales charges.

If you own Class B shares, you may establish a Systematic Withdrawal Plan and redeem up to 8% of the value of your account annually without a CDSC.

If you own Class B shares of a retirement account and you are receiving your Required Minimum Distribution through a Systematic Withdrawal Plan, up to 8% of the value of your account may be redeemed annually without a CDSC. However, if your Required Minimum Distribution exceeds the 8% limit, the applicable CDSC will be charged if the additional shares were held less than 3 years and you have not reached age 701/2.

To establish a Systematic Withdrawal Plan, complete the appropriate section of the account application or contact your registered representative or call Shareholder Services at 1 (800) 423-4026.

o EXPEDITED WIRE REDEMPTIONS (MONEY MARKET FUNDS ONLY)

Enroll in our Expedited Redemption service to wire proceeds from your FI money market account to your bank account. Call Shareholder Services at 1 (800) 423-4026 for an application or to discuss specific requirements.

Requests for redemptions by wire out of money market funds must be received in writing or by phone prior to 12:00 p.m., ET on a day the NYSE is open for trading. These days are referred to as "Trading Days" in this manual. Wire Redemption orders received after 12:00 p.m., ET but before the close of regular trading on the NYSE, will be processed on the following day.

-Each wire under $5,000 is subject to a $15 fee.

-Two wires of $5,000 or more are permitted without charge each month. Each additional wire is $15.00.

-Wires must be directed to your pre-designated bank account.

HOW TO EXCHANGE SHARES

The exchange privilege gives you the flexibility to change investments as your goals change without incurring a sales charge. Since an exchange of non-retirement fund shares is a redemption and a purchase, it creates a gain or loss which is reportable for tax purposes. You should consult your tax advisor before requesting an exchange. Read the prospectus of the FI Fund you are purchasing carefully. Review the differences in objectives, policies, risk, privileges and restrictions.

o EXCHANGE METHODS


     METHOD                        STEPS TO FOLLOW
     -------------------------------------------------------------------------------------------------
     Through Your
     Registered Representative     Call your registered representative.
     -------------------------------------------------------------------------------------------------

     By Phone                      Call Special Services from 9:00 a.m. to 5:00 p.m., ET
     1(800) 342-6221               Orders received after the close of the NYSE, usually 4:00 p.m., ET, are processed the following business day.

                                   1. You must have telephone privileges.
                                      (see Telephone Transactions.)

                                   2. Certificate shares cannot be exchanged by phone.

                                   3. For  trusts,  estates,  attorneys-in-fact,
                                      corporations, partnerships,  and other entities,
                                      additional documents are required and must be
                                      on file.

     -------------------------------------------------------------------------------------------------
     By Mail to:                   1. Send us written instructions signed by all account owners
     A D M                            exactly as the account is registered.
     581 MAIN STREET
     WOODBRIDGE, NJ  07095-1198    2. Include the name and account number of your fund.

                                   3.  Indicate  either the dollar amount,  number of shares or percent of the source account you want to exchange.

                                   4. Specify the existing account number or the name of the
                                      new Fund you want to exchange into.

                                   5. Include any outstanding share certificates for shares you want to exchange.  A signature guarantee is required.

                                   6. For  trusts,  estates,  attorneys-in-fact,  corporations, partnerships,  and other  entities,  additional  documents are  required.  Call Shareholder Services at 1 (800) 423-4026.
     -------------------------------------------------------------------------------------------------

o EXCHANGE CONDITIONS

1: You may only exchange shares within the same class.

2: Exchanges can only be made into identically owned accounts.

3: Partial exchanges into a new fund account must meet the new fund's minimum initial investment.

4: The fund you are exchanging into must be eligible for sale in your state.

5: If your request does not clearly indicate the amount to be exchanged or the accounts involved, no shares will be exchanged.

6: Amounts exchanged from a non-money market fund to a money market fund may be exchanged back at net asset value. Dividends earned from money market fund shares will be subject to a sales charge.

7: If you are exchanging from a money market fund to a fund with a sales charge, there will be a sales charge on any shares that were not previously subject to a sales charge. Your request must be in writing and include a statement acknowledging that a sales charge will be paid.

8: If you exchange Class B shares of a fund for shares of a Class B money market fund, the CDSC will not be imposed but the CDSC and the holding period used to calculate the CDSC will carry over to the acquired shares.

9: FI Funds reserve the right to reject any exchange order which in the opinion of the Fund is part of a market timing strategy. In the event that an exchange is rejected, neither the redemption nor the purchase side of the exchange will be processed.

10: If your exchange request is not in good order or information is missing, the Transfer Agent will seek additional information and process the exchange on the day it receives such information.

o EXCHANGING FUNDS WITH AUTOMATIC INVESTMENTS OR SYSTEMATIC WITHDRAWALS

Let us know if you want to continue automatic investments into the original fund or the fund you are exchanging into ("receiving fund") or if you want to change the amount or allocation. Also inform us if you wish to continue, terminate, or change a preauthorized systematic withdrawal. Without specific instructions, we will amend account privileges as outlined below:


--------------------------------------------------------------------------------
                                                            EXCHANGE A
                   EXCHANGE             EXCHANGE            PORTION OF
                   ALL SHARES TO        ALL SHARES TO       SHARES TO ONE
                   ONE FUND             MULTIPLE FUNDS      OR MULTIPLE FUNDS
--------------------------------------------------------------------------------

MONEY LINE         ML moves to          ML stays with       ML stays with
(ML)               Receiving Fund       Original Fund       Original Fund


AUTOMATIC PAYROLL  API moves to         API Stays with      API stays with
INVESTMENT (API)   Receiving Fund       Original Fund       Original Fund


SYSTEMATIC         SWP moves to         SWP                 SWP stays
WITHDRAWALS        Receiving Fund       Canceled            with Original Fund
(SWP)
--------------------------------------------------------------------------------

WHEN AND HOW FUND SHARES ARE PRICED

Each FI Fund prices its shares each day that the NYSE is open for trading. The share price is calculated as of the close of trading on the NYSE (generally 4:00 p.m., ET).

Each Fund calculates the net asset value of each class of its shares separately by taking the total value of class assets, subtracting class expenses, and dividing the difference by the total number of shares in the class. The price that you will pay for a share is the NAV plus any applicable front-end sales charge. You receive the NAV price if you redeem or exchange your shares, less any applicable CDSC.

Fund prices are on our website (www.firstinvestors.com) the next day. The prices for our larger funds are also reported in many newspapers, including The Wall Street Journal and The New York Times. Special pricing procedures are employed during emergencies. For a description of these procedures you can request, free of charge, a copy of a Statement of Additional Information.

     HOW PURCHASE, REDEMPTION AND EXCHANGE ORDERS ARE PROCESSED AND PRICED

The processing and price for a purchase, redemption or exchange depends upon how your order is placed. As indicated below, in certain instances, special rules apply to money market transactions. Special rules also apply for emergency conditions. These are described in the Statement of Additional Information.

+ PURCHASES:

Purchases that are made by written application or order are processed when they are received in "good order" by our Woodbridge, NJ office. To be in good order, all required paperwork must be completed and payment received. If your order is received prior to the close of trading on the NYSE, it will receive that day's price (except in the case of money market funds which are discussed in the section below called Special Rules for Money Market Funds). This procedure applies whether your purchase order is given to your registered representative or mailed directly by you to our Woodbridge, NJ office.

As described previously in "How to Buy Shares", certain types of purchases can only be placed by written application. For example, purchases in connection with the opening of retirement accounts may only be made by written application.
Furthermore, rollovers of retirement accounts will be processed only when we have received both written application and the proceeds of the rollover. Thus, for example, if it takes 30 days for another fund group to send us the proceeds of a retirement account, your purchase of First Investors funds will not occur until we receive the proceeds.

Some types of purchases may be phoned or electronically transmitted to us via Fund/SERV by your broker-dealer. If you give your order to a registered representative before the close of trading on the NYSE and the order is phoned to our Woodbridge, NJ office prior to 5:00 p.m., ET, your shares will be purchased at that day's price (except in the case of money market funds which are discussed in the section below called Special Rules for Money Market Funds). If you are buying a First Investors Fund through a broker-dealer other than First Investors, other requirements may apply. Consult with your broker-dealer about its requirements. Payment is due within three business days of placing an order by phone or electronic means or the trade may be cancelled. (In such event, you will be liable for any loss resulting from the cancellation.) To avoid cancellation of your orders, you may arrange to open a money market account and use it to pay for subsequent purchases.

Purchases made pursuant to our Automatic Investment Programs are processed as follows:

-Money Line purchases are processed on the date you select on your application.

-Automatic Payroll Investment Service purchases are processed on the date that we receive funds from your employer.

+ REDEMPTIONS:

As described previously in "How To Sell Shares", certain redemption orders may only be made by written instructions or application. Unless you have declined Telephone Privileges, most non-retirement account redemptions can be made by phone by you or your registered representative.

Written redemption orders will be processed when received in good order in our Woodbridge, NJ office. Phone redemption orders will be processed when received in good order in our Woodbridge, NJ office prior to 4:00 p.m., ET.

If your redemption order is received prior to the close of trading on the NYSE, you will receive that day's price. If you redeem through a broker-dealer other than First Investors, other requirements may apply. Consult with your broker-dealer about its requirements.

+ EXCHANGES:

Unless you have declined telephone privileges, you or your representative may exchange shares by phone. Exchanges can also be made by written instructions.
Exchange orders are processed when we receive them in good order in our Woodbridge, NJ office.

Exchange orders received in good order prior to the close of trading on the NYSE will be processed at that day's prices.

+ ORDERS PLACED VIA FIRST INVESTORS REGISTERED REPRESENTATIVES:

All orders placed through a First Investors registered representative must be reviewed and approved by a principal officer of the branch office before being mailed or transmitted to the Woodbridge, NJ office.

+ ORDERS PLACED VIA DEALERS:

It is the responsibility of the Dealer to forward or transmit orders to the Fund promptly and accurately. A fund will not be liable for any change in the price per share due to the failure of the Dealer to place or pay for the order in a timely fashion. Any such disputes must be settled between you and the Dealer.

SPECIAL RULES FOR MONEY MARKET FUNDS

Money market fund shares will not be purchased until the Fund receives Federal Funds for the purchase. Federal Funds for a purchase will generally not be received until the morning of the next Trading Day following the Trading Day on which your purchase check or other form of payment is received in our Woodbridge, NJ office. If a check is received in our Woodbridge, NJ office after the close of regular trading on the NYSE, the Federal Funds for the purchase will generally not be received until the morning of the second following Trading Day.

If we receive a wire transfer for a purchase prior to 12:00 p.m., ET and you have previously notified us that the wire is on the way (by calling 1 (800) 423-4026) the funds for the purchase will be deemed to have been received on that same day. Your notification must include the Federal Funds wire transfer confirmation number, the amount of the wire, and the money market fund account number to receive same day credit. If we fail to receive such advance notification, the funds for your purchase will not be deemed to have been received until the morning of the next Trading Day following receipt of the Federal Wire and your account information.

To wire funds to an existing First Investors money market account, instruct your bank to wire your investment, as applicable, to:

CASH MANAGEMENT FUND
BANK OF NEW YORK
ABA #021000018
ACCOUNT 8900005696
YOUR NAME
YOUR FIRST INVESTORS ACCOUNT #

TAX-EXEMPT MONEY MARKET FUND
BANK OF NEW YORK
ABA #021000018
ACCOUNT 8900023198
YOUR NAME
YOUR FIRST INVESTORS ACCOUNT #

Requests for redemptions by wire out of the money market funds must be received in writing or by phone prior to 12:00 p.m., ET, on a Trading Day, to be processed the same day. Wire redemption requests received after 12:00 p.m., ET, but before the close of regular trading on the NYSE, will be processed the following Trading Day.

There is no sales charge on Class A share money market fund purchases. However, anytime you make a redemption from a Class A share money market account and subsequently invest the proceeds in another eligible Class A share fund, the purchase will incur a sales charge unless one has already been paid.

RIGHT TO REJECT PURCHASE OR EXCHANGE ORDERS

A fund reserves the right to reject or restrict any specific purchase or exchange request if the fund determines that doing so is in the best interest of the fund and its shareholders. Investments in a fund are designed for long-term purposes and are not intended to provide a vehicle for short-term market timing. The funds also reserve the right to reject any exchange that in the funds' opinion is part of a market timing strategy. In the event that a fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

SIGNATURE GUARANTEE POLICY

A signature guarantee protects you from the risk of a fraudulent signature and is generally required for non-standard and large dollar transactions. A signature guarantee may be obtained from eligible guarantor institutions including banks, savings associations, credit unions and brokerage firms which are members of the Securities Transfer Agents Medallion Program ("STAMP"), the New York Stock Exchange Medallion Signature Program ("MSP"), or the Stock Exchanges Medallion Program ("SEMP"). Please note that a notary public stamp or seal is not acceptable.

+ SIGNATURE GUARANTEES ARE REQUIRED:

1: For redemptions over $50,000.

2: For redemption checks made payable to any person(s) other than the registered shareholder(s) or any entity other than a major financial institution for the benefit of the registered shareholder(s).

3: For redemption checks mailed to an address other than the address of record, pre-authorized bank account, or a major financial institution on your behalf.

4: For redemptions when the address of record has changed within 60 days of the request.

5: When a stock certificate is mailed to an address other than the address of record or the dealer on the account.

6: When shares are transferred to a new registration.

7: When certificated (issued) shares are redeemed or exchanged.

8: To establish any EFT service.

9: For requests to change the address of record to a P.O. box or a "c/o" street address.

10: If multiple account owners of one account give inconsistent instructions.

11: When a transaction requires additional legal documentation.

12: When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established.

13: When an address is updated on an account which has been coded "Do Not Mail" because mail has been returned as undeliverable.

14: Any other instance whereby a fund or its transfer agent deems it necessary as a matter of prudence.


TELEPHONE SERVICES

o TELEPHONE EXCHANGES AND REDEMPTIONS
  1 (800) 342-6221

You automatically receive telephone privileges when you open a First Investors individual, joint, or custodial account unless you decline the option on your account application or send the Fund written instructions. For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, telephone privileges are not automatically granted. You must complete additional documentation. Call Shareholder Services at 1 (800) 423-4026 for assistance.

Telephone privileges allow you to exchange or redeem shares and authorize other transactions with a simple phone call. Your registered representative may also use telephone privileges to execute your transactions.

+ SECURITY MEASURES:

For your protection, the following security measures are taken:

1: Telephone requests are recorded to verify accuracy.

2: Some or all of the following information is obtained:

-Account number.

-Address.

-Social security number.

-Other information as deemed necessary.

3: A written confirmation of each transaction is mailed to you.

We will not be liable for following instructions if we reasonably believe the instructions are genuine based on our verification procedures.

+ ELIGIBILITY:

NON-RETIREMENT ACCOUNTS:

You can exchange or redeem shares of any non-retirement account by phone. Shares must be owned for 15 days for telephone redemption. See "How To Sell Shares" for additional information.

Telephone exchanges and redemptions are not available on guardianship and conservatorship accounts.

RETIREMENT ACCOUNTS:

You can exchange between shares of any participant directed IRA, 403(b) or 401(k) Simplifier Plan where First Financial Savings Bank, S.L.A. is Custodian. You may also exchange shares from an individually registered non-retirement account to an IRA account registered to the same owner (provided an IRA application is on file). Telephone exchanges are permitted on 401(k) Flexible plans, money purchase pension plans and profit sharing plans if a First Investors Qualified Retirement Plan Application is on file with the fund. Contact your registered representative or call Shareholder Services at 1 (800) 423-4026 to obtain a Qualified Retirement Plan Application. Telephone redemptions are not permitted on First Investors retirement accounts.

During times of drastic economic or market changes, telephone redemptions or exchanges may be difficult to implement. If you experience difficulty in making a telephone exchange or redemption, you may send us a written request by regular or express mail. The written request will be processed at the next determined net asset value, less any applicable CDSC, when received in good order.

________________________________________________________________________________


o SHAREHOLDER SERVICES
  1 (800) 423-4026

PROVIDED  YOU HAVE NOT  DECLINED  TELEPHONE  PRIVILEGES,  CALL US TO  UPDATE  OR
CORRECT:

-Your address or phone number. For security purposes, the Fund will not honor telephone requests to change an address to a P.O. Box or "c/o" street address.

-Your birth date (important for retirement distributions).

-Your distribution option to reinvest or pay in cash or initiate cross reinvestment of dividends (non-retirement accounts only).

-The amount of your Money Line up to $999.99 per payment.

-The allocation of your Money Line or Automatic Payroll Investment  payment.

-The amount of your Systematic Withdrawal payment on non-retirement accounts.

TO REQUEST:

-A history of your account (the fee can be debited from your non-retirement account).

-A share certificate to be mailed to your address of record (non-retirement accounts only).

-Cancellation of your Systematic Withdrawal Plan (non-retirement accounts only).

-Money market fund draft checks (non-retirement accounts only). Additional written documentation may be required for certain registrations.

-A stop payment on a dividend, redemption or money market draft check.

-Reactivation of your Money Line (provided an application and voided check is on file).

-Suspension (up to six months) or cancellation of Money Line.

-A duplicate copy of a statement or tax form.

-Cancellation of cross-reinvestment of dividends.

OTHER SERVICES

+ REINSTATEMENT PRIVILEGE:

If you sell some or all of your Class A or Class B shares, you may be entitled to invest all or a portion of the proceeds in the same class of shares of a FI fund within six months of the redemption without a sales charge.

If you invest proceeds into a new fund account, you must meet the fund's minimum initial investment requirement.

If you invest all the proceeds from a Class B share redemption, you will be credited, in additional shares, for the full amount of the CDSC. If you invest a portion of a Class B share redemption, you will be credited with a pro-rated percentage of the CDSC.

The reinstatement privilege does not apply to automated purchases, automated redemptions, or reinstatements in Class B shares of less than $1,000.

Please notify us if you qualify for this privilege. For more information, call Shareholder Services at 1 (800) 423-4026.

+ CERTIFICATE SHARES:

Every time you make a purchase of Class A shares, we will credit shares to your fund account. We do not issue share certificates unless you specifically request them. Certificates are not issued on any Class B shares, Class A money market shares, or any shares in retirement accounts.

Having us credit shares on your behalf eliminates the expense of replacing lost, stolen, or destroyed certificates. If a certificate is lost, stolen, or damaged, you may be charged a replacement fee of the greater of 2% of the current value of the certificated shares or $25.

In addition, certificated shares cannot be redeemed, exchanged, or transferred until they are returned with your transaction request. The share certificate must be properly endorsed and signature guaranteed.

+ MONEY MARKET FUND DRAFT CHECKS:

Free draft check writing privileges are available when you open a First Investors Cash Management Fund or a First Investors Tax Exempt Money Market Fund account. Checks may be written for a minimum of $500. Draft checks are not available for Class B share accounts, retirement accounts, guardianships and conservatorships. Complete the Money Market Fund Check Redemption section of the account application to apply for draft checks. To order additional checks, call Shareholder Services at 1 (800) 423-4026.

Additional documentation is required to establish check writing privileges for trusts, corporations, partnerships and other entities. Call Shareholder Services at 1 (800) 423-4026 for further information.

--------------------------------------------------------------------------------

+ FEE TABLE:

Call Shareholder Services at 1 (800) 423-4026 or send your request to FIC, Attn:
Correspondence Dept., 581 Main Street, Woodbridge, NJ 07095-1198 to request a copy of the following records:


ACCOUNT HISTORY STATEMENTS:                   CANCELLED CHECKS:

1974 - 1982*   ....  $10 per year fee         There is a $10 fee for a copy of
                                              a cancelled dividend, liquidation,
1983 - present ....  $5 total fee for         or investment check requested.
                     all years                There is a $15 fee for a copy of
                                              a cancelled money market draft
Current &                                     check.
Two Prior Years .... Free
                                              DUPLICATE TAX FORMS:
*ACCOUNT HISTORIES ARE NOT
AVAILABLE PRIOR TO 1974.
                                              Current Year ....  Free

                                              Prior Year(s) .... $7.50 per
                                              tax form per year

--------------------------------------------------------------------------------

+ RETURN MAIL:

If mail is returned to the fund marked undeliverable by the U.S. Postal Service after two consecutive mailings, and the fund is unable to obtain a current shareholder address, the account status will be changed to "Do Not Mail" to discontinue future mailings and prevent unauthorized persons from obtaining account information.

You can remove the "Do Not Mail" status on your account by submitting written instructions including your current address signed by all shareholders with a signature guarantee (see Signature Guarantee Policy). Additional requirements may apply for certain accounts. Call Shareholder Services at 1 (800) 423-4026 for more information.

Returned dividend checks and other distributions will be reinvested in the fund when an account's status has been changed to "Do Not Mail". No interest will be paid on outstanding checks prior to reinvestment. All future dividends and other distributions will be reinvested in additional shares until new instructions are provided. If you cannot be located within a period of time mandated by your state of residence your fund shares may be escheated to your state (in other words turned over) in accordance with state laws governing abandoned property.

Prior to  turning  over  assets  to your  state,  the fund will seek to obtain a current shareholder address in accordance with Securities and Exchange Commission rules. A search company may be employed to locate a current address. The fund may deduct the costs associated with the search from your account.

+ TRANSFERRING SHARES:

A transfer is a change of share ownership from one customer to another. Unlike an exchange, transfers occur within the same fund. You can transfer your shares at any time. Partial transfers must meet the minimum initial investment requirement of the new fund.

To transfer shares, submit a letter of instruction including:

-Your account number.

-Dollar amount, percentage, or number of shares to be transferred.

-Existing account number receiving the shares (if any).

-The name(S), registration, and taxpayer identification number of the customer receiving the shares.

-The signature of each account owner requesting the transfer with signature guarantee(S).

If First Investors is your broker-dealer, we will request that the transferee complete a Master Account Agreement to establish a brokerage account with First Investors Corporation and validate his or her social security number to avoid back-up withholding. If the transferee declines to complete a MAA, all transactions in the account must be on an unsolicited basis and the account will be so coded.

Depending upon your account registration, additional documentation may be required to transfer shares. Transfers due to the death of a shareholder require additional documentation. Please call our Shareholder Services Department at 1(800)423-4026 for specific transfer requirements before initiating a request.

A transfer is a change of ownership and may trigger a taxable event. You should consult your tax advisor before initiating a transfer.

ACCOUNT STATEMENTS

o TRANSACTION CONFIRMATION STATEMENTS

You will receive a confirmation statement immediately after most transactions. These include:

-dealer purchases.

-check investments.

-Federal Funds wire purchases.

-redemptions.

-exchanges.

-transfers.

-systematic withdrawals.

Money Line and Automatic Payroll Investment purchases are not confirmed for each transaction. They will appear on your next regularly scheduled monthly or quarterly statement (see Dividend Schedule under "Dividends and Distributions").

A separate confirmation statement is generated for each fund account you own. It provides:

-Your fund account number.

-The date of the transaction.

-A description of the transaction (PURCHASE, REDEMPTION, ETC.).

-The number of shares bought or sold for the transaction.

-The dollar amount of the transaction.

-The dollar amount of the dividend payment (IF APPLICABLE).

-The total share balance in the account.

-The dollar amount of any dividends or capital gains paid.

-The number of shares held by you, held for you (INCLUDING ESCROW SHARES), and the total number of shares you own.

The  confirmation  statement also may provide a perforated  Investment Stub with
your  preprinted  name,  registration,   and  fund  account  number  for  future
investments.

o MASTER ACCOUNT STATEMENTS

If First Investors Corporation is your broker, you will receive a Master Account Statement for all your identically owned First Investors fund accounts on at least a quarterly basis. The Master Account Statement will also include a recap of any First Investors Life Insurance and Executive Investors Trust accounts you may own. Joint accounts registered under your taxpayer identification number will appear on a separate Master Account Statement but may be mailed in the same envelope upon request.

The Master Account Statement provides the following information for each First Investors fund you own:

-fund name.

-fund's current market value.

-total distributions paid year-to-date.

-total number of shares owned.

o ANNUAL AND SEMI-ANNUAL REPORTS

You will also receive an Annual and a Semi-Annual Report. These financial reports show the assets, liabilities, revenues, expenses, and earnings of the fund as well as a detailed accounting of all portfolio holdings. You will receive one report per household.

DIVIDENDS AND DISTRIBUTIONS

o DIVIDENDS AND DISTRIBUTIONS

For funds that declare daily dividends, except money market funds, you start earning dividends on the day your purchase is made. For FI money market fund purchases, including Money Line and API purchases, you start earning dividends on the day Federal Funds are credited to your fund account. For exchanges into the money market funds, you start earning dividends on the day following the Trading Day on which an exchange is processed. No dividends are earned on exchanges out of the money market funds on the Trading Day on which an exchange is processed. The funds declare dividends from net investment income and distribute the accrued earnings to shareholders as noted below:


------------------------------------------------------------------------------------
DIVIDEND PAYMENT SCHEDULE
------------------------------------------------------------------------------------

MONTHLY:                           QUARTERLY:               ANNUALLY (IF ANY):

Cash Management Fund               Blue Chip Fund           Focused Equity Fund
Fund for Income                    Growth & Income Fund     Global Fund
Government Fund                    Total Return Fund        Mid-Cap Opportunity Fund
High Yield Fund                    Utilities Income Fund    Special Situations Fund
Insured Intermediate Tax-Exempt
Insured Tax Exempt Fund
Investment Grade Fund
Multi-State Insured Tax Free Fund
New York Insured Tax Free Fund
Tax-Exempt Money Market Fund
------------------------------------------------------------------------------------

Capital gains distributions, if any, are paid annually, usually near the end of the fund's fiscal year. On occasion, more than one capital gains distribution may be paid during one year.

Dividend and capital gains distributions are automatically reinvested to purchase additional fund shares unless otherwise instructed. Dividend payments of less than $5.00 are automatically reinvested to purchase additional fund shares.

o BUYING A DIVIDEND

If you buy shares shortly before the record date of the dividend, the entire dividend you receive may be taxable even though a part of the distribution is actually a return of your purchase price. This is called "buying a dividend."

There is no advantage to buying a dividend because a fund's net asset value per share is reduced by the amount of the dividend.

TAX FORMS

TAX FORM                   DESCRIPTION                                      MAILED BY

--------------------------------------------------------------------------------------
1099-DIV       Consolidated report lists all taxable dividend and           January 31
               capital  gains distributions for all of the
               shareholder's accounts. Also includes  foreign
               taxes paid and any federal income tax withheld due
               to backup withholding.

--------------------------------------------------------------------------------------
1099-B         Lists proceeds from all redemptions including                January 31
               systematic withdrawals  and exchanges.  A separate
               form is issued for each fund account.  Includes
               amount of  federal  income tax  withheld  due to
               backup withholding.

--------------------------------------------------------------------------------------
1099-R         Lists taxable  distributions  from a retirement              January 31
               account. A separate form is issued for each fund
               account.  Includes  federal income tax withheld due
               to IRS withholding requirements.

--------------------------------------------------------------------------------------
5498           Provided to shareholders  who made an annual IRA                 May 31
               contribution or rollover purchase.  Also provides
               the account's fair market value as of the last
               business day of the previous year. A separate form
               is issued for each fund account.

--------------------------------------------------------------------------------------
1042-S         Provided to  non-resident  alien  shareholders                 March 15
               to report the amount of fund  dividends  paid
               and the  amount of  federal  taxes  withheld.
               A separate form is issued for each fund account.

--------------------------------------------------------------------------------------
Cost Basis     Uses the  "average  cost-single  category" method            January 31
Statement      to show the cost basis of any shares  sold or
               exchanged.  Information  is provided to assist
               shareholders  in calculating  capital gains or losses.
               A separate  statement,  included with Form 1099-B,
               is issued for each fund account. This statement is
               not reported to the IRS and does not include money
               market funds or retirement accounts.

--------------------------------------------------------------------------------------
Tax Savings    Consolidated report lists all amounts not subject to         January 31
Report for     federal, state and local income tax for all the
Non-Taxable    shareholder's  accounts.  Also includes any amounts
Income         subject to alternative minimum tax.

--------------------------------------------------------------------------------------
Tax Savings    Provides the percentage of income paid by each fund          January 31
Summary        that may  be exempt from state income tax.
--------------------------------------------------------------------------------------


THE OUTLOOK

Today's strategies for tomorrow's goals are brought into focus in the OUTLOOK, the quarterly newsletter for clients of First Investors Corporation. This informative tool discusses the products and services we offer to help you take advantage of current market conditions and tax law changes. The OUTLOOK'S straight forward approach and timely articles make it a valuable resource. As always, your registered representative is available to provide you with additional information and assistance. Material contained in this publication should not be considered legal, financial, or other professional advice.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                             (FIRST INVESTORS LOGO)


        PRINCIPAL UNDERWRITER                         TRANSFER AGENT
     First Investors Corporation           Administrative Data Management Corp.
           95 Wall Street                             581 Main Street
         New York, NY 10005                        Woodbridge, NJ 07095
           1-212-858-8000                             1-800-423-4026

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23.   Exhibits
           --------

   (a)(i)  Articles of Restatement(1)

      (ii) Articles Supplementary(1)

   (b)     Amended and Restated By-laws(1)

   (c) Shareholders' rights are contained in (a) Articles FIFTH and EIGHTH of Registrant's Articles of Restatement dated September 14, 1994, previously filed as Exhibit 99.B1.1 to Registrant's Registration Statement; (b) Article FOURTH of Registrant's Articles Supplementary to Articles of Incorporation dated October 20, 1994, previously filed as Exhibit 99.B1.2 to Registrant's Registration Statement and (c)
           Article II of Registrant's Amended and Restated By-laws, previously filed as Exhibit 99.B2 to Registrant's Registration Statement.

   (d) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.(1)

   (e)     Underwriting   Agreement  between   Registrant  and  First  Investors
           Corporation(1)

   (f)     Bonus, profit sharing or pension plans - none

   (g)(i)  Custodian Agreement between Registrant and Irving Trust Company(1)

     (ii) Supplement to Custodian Agreement between Registrant and The Bank of New York(1)

    (iii) Payment and Redemption Agency Agreement between Registrant and Irving Trust Company(1)

   (h)(i)  Administration   Agreement   between   Registrant,   First  Investors
           Management   Company,   Inc.,   First   Investors   Corporation   and
           Administrative Data Management Corp.(1)

     (ii)  Schedule A to Administration Agreement(2)

   (i)     Opinion and Consent of Counsel - filed herewith

   (j)(i)  Consent of Independent Accountants - filed herewith

     (ii)  Powers of Attorney(1)

   (k)     Financial statements omitted from prospectus - none

   (l)     Initial capital agreements - none

   (m)     Class B Distribution Plan(1)

   (n)     Financial Data Schedules - filed herewith

   (o)     18f-3 Plan(1)



----------------------

(1)   Incorporated  by  reference  from  Post-Effective   Amendment  No.  23  to
      Registrant's Registration Statement (File No. 2-62347) filed on April 24, 1996.

(2)   Incorporated  by  reference  from  Post-Effective   Amendment  No.  25  to
      Registrant's Registration Statement (File No. 2-62347) filed on May 15, 1997.


Item 24.   Persons Controlled by or Under Common Control with  Registrant
           --------------------------------------------------------------

           There are no persons controlled by or under common control with the Registrant.


Item 25.   Indemnification
           ---------------

           Article X, Section 1 of the By-Laws of Registrant provides as follows:

           Section 1. Every person who is or was an officer or director of the Corporation (and his heirs, executors and administrators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he may be made a party by reason of his being or having been a director or officer of the Corporation, except in relation to any action, suit or proceeding in which he has been adjudged liable because of negligence or misconduct, which shall be deemed to include willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the director or officer of liability to the Corporation or its stockholders for negligence or misconduct, within the meaning thereof as used herein, or in the event of a settlement, each director or officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against payments made, including reasonable costs and expenses, provided that such indemnity shall be conditioned upon the prior determination by a resolution of two-thirds of the Board of Directors, who are not involved in the action, suit or proceeding that the director or officer has no liability by reason of negligence or misconduct within the meaning thereof as used herein, and provided further that if a majority of the members of the Board of Directors of the Corporation are involved in the action, suit or proceeding, such determination shall have been made by a written opinion of independent counsel. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been litigated to a conclusion. Such a determination by the Board of Directors or by independent counsel, and the payment of amounts by the Corporation on the basis thereof, shall not prevent a stockholder from challenging such indemnification by appropriate legal proceedings on the grounds that the person indemnified was liable to the Corporation or its security holders by reason of negligence or misconduct within the meaning thereof as used herein. The foregoing rights and indemnification shall not be exclusive of any other rights to which any officer or director (or his heirs, executors and administrators) may be entitled to according to law.

         The Registrant's Investment Advisory Agreement provides as follows:

         The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

         The Registrant's Underwriting Agreement provides as follows:

         The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the shares of the Fund through dealers and to perform its duties in redeeming and repurchasing the shares of the Fund, but nothing contained in this Agreement shall make the Underwriter or any of its officers and directors or shareholders liable for any loss sustained by the Fund or any of its officers, directors, or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement provided that nothing herein contained shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which they may have under the Securities Act of 1933 or the Investment Company Act of 1940.

         Reference is hereby made to the Maryland Corporations and Associations Annotated Code, Sections 2-417, 2-418 (1986).

         The general effect of this Indemnification will be to indemnify the officers and directors of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a director or officer of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the director's or officer's office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable. See Item 30 herein.


Item 26.   Business and Other Connections of Investment Adviser
           ----------------------------------------------------

           First Investors Management Company, Inc. offers investment management services and is a registered investment adviser. Affiliations of the officers and directors of the Investment Adviser are set forth in Part B, Statement of Additional Information, under "Directors or Trustees and Officers."

Item 27.   Principal Underwriters
           ----------------------

   (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

           First Investors Series Fund
           First Investors Fund For Income, Inc.
           First Investors Global Fund, Inc.
           First Investors Government Fund, Inc.
           First Investors High Yield Fund, Inc.
           First Investors Insured Tax Exempt Fund, Inc.
           First Investors Multi-State Insured Tax Free Fund
           First Investors New York Insured Tax Free Fund, Inc.
           First Investors Tax-Exempt Money Market Fund, Inc.
           First Investors U.S. Government Plus Fund
           First Investors Series Fund II, Inc.
           First Investors Life Variable Annuity Fund A
           First Investors Life Variable Annuity Fund C
           First Investors Life Variable Annuity Fund D
           First Investors Life Level Premium Variable Life Insurance (Separate Account B)

   (b)     The  following   persons  are  the  officers  and  directors  of  the
           Underwriter:

                                  Position and                Position and
Name and Principal                Office with First           Office with
Business Address                  Investors Corporation       Registrant
----------------                  ---------------------       ----------

Glenn O. Head                     Chairman                    President
95 Wall Street                    and Director                and Director
New York, NY 10005

Marvin M. Hecker                  President                   None
95 Wall Street
New York, NY  10005

John T. Sullivan                  Director                    Chairman of the
95 Wall Street                                                Board of Directors
New York, NY 10005

Joseph I. Benedek                 Treasurer                   Treasurer
581 Main Street
Woodbridge, NJ 07095

Lawrence A. Fauci                 Senior Vice President       None
95 Wall Street                    and Director
New York, NY 10005

Kathryn S. Head                   Vice President              Director
581 Main Street                   and Director
Woodbridge, NJ 07095

Louis Rinaldi                     Senior Vice                 None
581 Main Street                   President
Woodbridge, NJ 07095

Frederick Miller                  Senior Vice President       None
581 Main Street
Woodbridge, NJ 07095

Larry R. Lavoie                   Secretary and               Director
95 Wall Street                    General Counsel
New York, NY  10005

Matthew Smith                     Vice President              None
581 Main Street
Woodbridge, NJ 07095

Jeremiah J. Lyons                 Director                    None
56 Weston Avenue
Chatham, NJ  07928

Anne Condon                       Vice President              None
581 Main Street
Woodbridge, NJ 07095

Jane W. Kruzan                    Director                    None
232 Adair Street
Decatur, GA 30030

Elizabeth Reilly                  Vice President              None
581 Main Street
Woodbridge, NJ 07095

Robert Flanagan                   Vice President-             None
95 Wall Street                    Sales Administration
New York, NY 10005

William M. Lipkus                 Chief Financial Officer     None
581 Main Street
Woodbridge, NJ 07095

     (c)   Not applicable


Item 28.   Location of Accounts and Records
           --------------------------------

           Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, NY 10286.

Item 29.   Management Services
           -------------------

           Not Applicable.


Item 30.   Undertakings
           ------------

           The Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust, Advisory Agreement and Underwriting Agreement in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

           The Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 20th day of April, 1999.


                                     FIRST INVESTORS CASH
                                     MANAGEMENT FUND, INC.
                                     (Registrant)


                                     By:  /s/ Glenn O. Head
                                          -----------------
                                          Glenn O. Head
                                          President and Director



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




/s/ Glenn O. Head                  Principal Executive        April 20, 1999
-----------------------------      Officer and Director
Glenn O. Head


/s/ Joseph I. Benedek              Principal Financial        April 20, 1999
-----------------------------      and Accounting Officer
Joseph I. Benedek


      Kathryn S. Head*             Director                   April 20, 1999
-----------------------------
Kathryn S. Head


/s/ Larry R. Lavoie                Director                   April 20, 1999
-----------------------------
Larry R. Lavoie


    Herbert Rubinstein*            Director                   April 20, 1999
-----------------------------
Herbert Rubinstein


      Nancy Schaenen*              Director                   April 20, 1999
-----------------------------
Nancy Schaenen

     James M. Srygley*             Director                   April 20, 1999
-----------------------------
James M. Srygley


     John T. Sullivan*             Director                   April 20, 1999
-----------------------------
John T. Sullivan


        Rex R. Reed*               Director                   April 20, 1999
-----------------------------
Rex R. Reed


    Robert F. Wentworth*           Director                   April 20, 1999
-----------------------------
Robert F. Wentworth





*By: /s/ Larry R. Lavoie
     -------------------
      Larry R. Lavoie
      Attorney-in-fact

                                INDEX TO EXHIBITS

Exhibit
Number     Description
------     -----------

23(a)(i)   Articles of Restatement(1)

23(a)(ii)  Articles Supplementary(1)

23(b)      Amended and Restated By-laws(1)

23(c) Shareholders' rights are contained in (a) Articles FIFTH and EIGHTH of Registrant's Articles of Restatement dated September 14, 1994, previously filed as Exhibit 99.B1.1 to Registrant's Registration Statement; (b) Article FOURTH of Registrant's Articles Supplementary to Articles of Incorporation dated October 20, 1994, previously filed as Exhibit 99.B1.2 to Registrant's Registration Statement and (c)
           Article II of Registrant's Amended and Restated By-laws, previously filed as Exhibit 99.B2 to Registrant's Registration Statement.

23(d) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.(1)

23(e)      Underwriting Agreement between Registrant and First Investors
           Corporation(1)

23(f)      Bonus or Profit Sharing Contracts--None

23(g)(i)   Custodian Agreement between Registrant and Irving Trust Company(1)

23(g)(ii)  Supplement to Custodian  Agreement between Registrant and The Bank of
           New York(1)

23(g)(iii) Payment and Redemption Agency Agreement between Registrant and Irving Trust Company

23(h)(i)   Administration   Agreement   between   Registrant,   First  Investors
           Management   Company,   Inc.,   First   Investors   Corporation   and
           Administrative Data Management Corp.(1)

23(h)(ii)  Schedule A to Administration Agreement(2)

23(i)      Opinon and Consent of Counsel - Filed herewith

23(j)(i)   Consent of independent accountants - Filed herewith

23(j)(ii)  Powers of Attorney(1)

23(k)      Omitted Financial Statements -- None

23(l)      Initial Capital Agreements -- None

23(m)      Class B Distribution Plan(1)

23(n)      Financial Data Schedules - Filed herewith

23(o)      Rule 18f-3 Plan(1)


----------------------

(1)   Incorporated  by  reference  from  Post-Effective   Amendment  No.  23  to
      Registrant's Registration Statement (File No. 2-62347) filed on April 24, 1996.

(2)   Incorporated  by  reference  from  Post-Effective   Amendment  No.  25  to
      Registrant's Registration Statement (File No. 2-62347) filed on May 15, 1997.